WASATCH CORE GROWTH FUND (WGROX / WIGRX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 101.5%

	Airlines 1.8%
255,904	Allegiant Travel Co.	$44,537,532

	Application Software 13.4%
355,112	DocuSign, Inc.*	26,317,350
680,117	Five9, Inc.*	44,602,073
561,276	Guidewire Software, Inc.*	61,611,267
952,295	Medallia, Inc.*	29,625,897
484,938	Paylocity Holding Corp.*	58,590,209
403,656	Q2 Holdings, Inc.*	32,728,429
254,218	Tyler Technologies, Inc.*	76,270,484

		329,745,709

	Asset Management & Custody Banks 4.1%
894,530	Cohen & Steers, Inc.	56,140,703
731,257	Hamilton Lane, Inc., Class A	43,582,917

		99,723,620

	Automotive Retail 3.8%
1,372,067	Camping World Holdings, Inc., Class A	20,224,267
942,634	Monro, Inc.	73,713,979

		93,938,246

	Biotechnology 1.7%
1,729,540	Abcam plc (United Kingdom)	30,973,622
1,202,934	Sangamo Therapeutics, Inc.*	10,068,557

		41,042,179

	Building Products 3.0%
832,119	Trex Co., Inc.*	74,790,856

	Commercial Printing 1.7%
323,074	Cimpress plc*	40,633,017

	Commodity Chemicals 1.9%
2,205,559	Valvoline, Inc.	47,221,018

	Consumer Finance 1.7%
96,850	Credit Acceptance Corp.*	42,839,660

	Data Processing & Outsourced Services 2.8%
435,228	Euronet Worldwide, Inc.*	68,574,524

	Distributors 3.0%
344,844	Pool Corp.	73,237,969

	Diversified Banks 1.3%
9,378,173	City Union Bank Ltd. (India)	30,843,138

	Diversified Support Services 1.2%
1,260,732	Healthcare Services Group, Inc.	30,661,002

	Electronic Equipment & Instruments 1.5%
423,920	Novanta, Inc.*	37,491,485

	Electronic Manufacturing Services 1.8%
679,862	Fabrinet*	44,082,252

	General Merchandise Stores 1.9%
728,318	Ollie’s Bargain Outlet Holdings, Inc.*	47,566,449

	Health Care Equipment 1.7%
582,223	Cantel Medical Corp.	41,279,611

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Facilities 2.5%
1,035,930	Ensign Group, Inc. (The)	$47,000,144
438,751	Pennant Group, Inc. (The)*	14,509,496

		61,509,640

	Health Care Supplies 2.0%
743,693	Neogen Corp.*	48,533,405

	Home Improvement Retail 1.3%
624,001	Floor & Decor Holdings, Inc., Class A*	31,705,491

	Industrial Machinery 10.9%
1,283,374	Altra Industrial Motion Corp.	46,470,972
1,125,482	Barnes Group, Inc.	69,734,865
763,037	Helios Technologies, Inc.	35,275,200
432,850	Kadant, Inc.	45,596,419
443,908	RBC Bearings, Inc.*	70,288,393

		267,365,849

	Industrial REITs 2.1%
3,522,940	Monmouth Real Estate Investment Corp.	51,012,171

	IT Consulting & Other Services 2.1%
245,594	EPAM Systems, Inc.*	52,105,223

	Leisure Facilities 1.3%
419,085	Planet Fitness, Inc., Class A*	31,297,268

	Life Sciences Tools & Services 4.7%
475,504	ICON plc* (Ireland)	81,896,054
413,502	Medpace Holdings, Inc.*	34,758,978

		116,655,032

	Managed Health Care 1.4%
472,393	HealthEquity, Inc.*	34,990,150

	Regional Banks 4.7%
902,876	Eagle Bancorp, Inc.	43,906,860
448,455	Texas Capital Bancshares, Inc.*	25,458,790
854,105	Webster Financial Corp.	45,575,043

		114,940,693

	Research & Consulting Services 1.7%
2,460,868	Clarivate Analytics plc*	41,342,582

	Semiconductors 2.0%
275,226	Monolithic Power Systems, Inc.	48,995,733

	Specialized REITs 1.9%
1,367,019	National Storage Affiliates Trust	45,959,179

	Specialty Chemicals 3.0%
717,937	Balchem Corp.	72,963,937

	Specialty Stores 4.0%
411,188	Five Below, Inc.*	52,574,497
1,406,511	National Vision Holdings, Inc.*	45,613,152

		98,187,649

	Systems Software 3.4%
278,519	CyberArk Software Ltd.* (Israel)	32,469,745
439,309	Proofpoint, Inc.*	50,423,887

		82,893,632

	Trading Companies & Distributors 1.4%
376,755	SiteOne Landscape Supply, Inc.*	34,152,841

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Trucking 2.8%
766,399	Knight-Swift Transportation Holdings, Inc.	$27,467,740
223,670	Old Dominion Freight Line, Inc.	42,448,093

		69,915,833

	Total Common Stocks (cost $1,708,526,785)	2,492,734,575

Principal Amount		Value

	SHORT-TERM INVESTMENTS 0.1%

	Repurchase Agreement 0.1%
$3,663,809	Repurchase Agreement dated 12/31/19, 0.12% due 1/2/20 with Fixed Income Clearing Corp. collateralized by $3,755,000 of United States Treasury Notes 1.250% due 10/31/21; value: $3,739,563; repurchase proceeds: $3,663,833 (cost $3,663,809)	$3,663,809

	Total Short-Term Investments (cost $3,663,809)	3,663,809

	Total Investments (cost $1,712,190,594) 101.6%	2,496,398,384
	Liabilities less Other Assets (1.6%)	(38,876,134)

	NET ASSETS 100.0%	$2,457,522,250

	*Non-income producing.

	REIT Real Estate Investment Trust.

	See Notes to Schedules of Investments.

At December 31, 2019, Wasatch Core Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
India	1.2
Ireland	3.3
Israel	1.3
United Kingdom	1.3
United States	92.9

Total	100.0%

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 100.9%

	Apparel, Accessories & Luxury Goods 2.2%
21,804	Page Industries Ltd. (India)	$7,099,161

	Auto Parts & Equipment 2.7%
440,077	Endurance Technologies Ltd. (India)	6,584,988
1,408,095	Minda Corp. Ltd. (India)	1,988,507

		8,573,495

	Brewers 2.6%
466,671	United Breweries Ltd. (India)	8,294,445

	Commodity Chemicals 5.5%
1,841,888	Berger Paints India Ltd. (India)	13,315,198
376,252	Gulf Oil Lubricants India Ltd. (India)	4,259,169

		17,574,367

	Consumer Finance 8.1%
433,893	Bajaj Finance Ltd. (India)	25,682,900

	Department Stores 1.5%
230,013	Trent Ltd. (India)	1,691,468
125,401	V-Mart Retail Ltd. (India)	2,902,323

		4,593,791

	Diversified Banks 10.6%
1,563,839	City Union Bank Ltd. (India)	5,143,188
907,391	HDFC Bank Ltd. (India)	16,214,727
512,075	Kotak Mahindra Bank Ltd. (India)	12,088,382

		33,446,297

	Diversified Chemicals 4.2%
683,817	Pidilite Industries Ltd. (India)	13,287,738

	Electrical Components & Equipment 3.9%
1,225,692	Amara Raja Batteries Ltd. (India)	12,448,703

	Financial Exchanges & Data 2.9%
338,170	CRISIL Ltd. (India)	9,015,889

	Health Care Services 5.1%
770,313	Dr. Lal PathLabs Ltd. (India)	16,134,040

	Hotels, Resorts & Cruise Lines 0.7%
2,606,139	Lemon Tree Hotels Ltd.* (India)	2,333,099

	Industrial Conglomerates 2.3%
24,651	3M India Ltd.* (India)	7,331,946

	Industrial Machinery 3.2%
2,792,466	Elgi Equipments Ltd. (India)	10,103,293

	Interactive Media & Services 3.6%
324,527	Info Edge India Ltd. (India)	11,546,968

	Internet & Direct Marketing Retail 2.3%
322,512	MakeMyTrip Ltd.* (India)	7,385,525

	IT Consulting & Other Services 6.0%
369,274	Larsen & Toubro Infotech Ltd. (India)	9,053,604
891,106	Mindtree Ltd. (India)	9,999,922

		19,053,526

	Life & Health Insurance 2.4%
680,087	ICICI Prudential Life Insurance Co. Ltd. (India)	4,592,945

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
397,673	Max Financial Services Ltd.* (India)	$2,979,561

		7,572,506

	Life Sciences Tools & Services 4.2%
520,010	Divi’s Laboratories Ltd. (India)	13,391,442

	Packaged Foods & Meats 4.0%
294,497	Britannia Industries Ltd. (India)	12,526,143

	Personal Products 1.1%
22,463	Procter & Gamble Hygiene & Health Care Ltd. (India)	3,575,039

	Pharmaceuticals 0.6%
311,451	Amrutanjan Health Care Ltd. (India)	1,919,893

	Property & Casualty Insurance 6.5%
1,064,759	ICICI Lombard General Insurance Co. Ltd. (India)	20,602,084

	Regional Banks 5.3%
1,477,211	AU Small Finance Bank Ltd. (India)	16,639,233

	Specialty Chemicals 1.9%
242,682	Asian Paints Ltd. (India)	6,086,587

	Thrifts & Mortgage Finance 7.5%
587,832	Aavas Financiers Ltd.* (India)	16,461,452
218,173	Housing Development Finance Corp. Ltd. (India)	7,375,680

		23,837,132

	Total Common Stocks (cost $233,451,442)	320,055,242

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.3%

	Repurchase Agreement 1.3%
$4,126,660	Repurchase Agreement dated 12/31/19, 0.12% due 1/2/20 with Fixed Income Clearing Corp. collateralized by $4,095,000 of United States Treasury Notes 2.875% due 10/15/21; value: $4,211,069; repurchase proceeds: $4,126,687 (cost $4,126,660)	$4,126,660

	Total Short-Term Investments (cost $4,126,660)	4,126,660
	Total Investments (cost $237,578,102) 102.2%	324,181,902
	Liabilities less Other Assets (2.2%)	(6,920,442)

	NET ASSETS 100.0%	$317,261,460

	*Non-income producing. See Notes to Schedules of Investments.

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments (continued)

At December 31, 2019, Wasatch Emerging India Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
India	100.0

Total	100.0%

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 96.5%

	Airport Services 4.3%
85,926	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (Mexico)	$1,021,387
51,418	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (Mexico)	963,338

		1,984,725

	Apparel, Accessories & Luxury Goods 2.0%
2,871	Page Industries Ltd. (India)	934,768

	Application Software 2.8%
12,077	Globant S.A.* (Argentina)	1,280,766

	Biotechnology 2.3%
3,965	Medy-Tox, Inc. (South Korea)	1,031,124

	Consumer Finance 7.3%
55,987	Bajaj Finance Ltd. (India)	3,313,970

	Diversified Banks 8.6%
100,592	HDFC Bank Ltd. (India)	1,797,540
567,364	PT Bank Central Asia Tbk (Indonesia)	1,364,514
35,365	TCS Group Holding plc, GDR (Russia)	760,348

		3,922,402

	Diversified Chemicals 1.6%
37,930	Pidilite Industries Ltd. (India)	737,045

	Drug Retail 4.8%
78,766	Raia Drogasil S.A. (Brazil)	2,194,114

	Electrical Components & Equipment 7.5%
74,550	Amara Raja Batteries Ltd. (India)	757,165
56,350	Voltronic Power Technology Corp. (Taiwan)	1,344,039
154,301	Weg S.A. (Brazil)	1,334,593

		3,435,797

	Food Retail 2.0%
6,287	BGF Retail Co. Ltd.* (South Korea)	919,901

	Health Care Equipment 1.7%
670,339	Microport Scientific Corp. (China)	794,018

	Hotels, Resorts & Cruise Lines 1.5%
17,231	Huazhu Group Ltd. ADR* (China)	690,446

	Human Resource & Employment Services 2.9%
15,427	51job, Inc. ADR* (China)	1,309,752

	Industrial Machinery 2.5%
139,000	Techtronic Industries Co. Ltd. (Hong Kong)	1,133,613

	Interactive Media & Services 2.6%
24,425	Tencent Holdings Ltd. (China)	1,177,320

	Internet & Direct Marketing Retail 12.2%
5,304	Alibaba Group Holding Ltd. ADR* (China)	1,124,979
31,797	MakeMyTrip Ltd.* (India)	728,151
4,234	MercadoLibre, Inc.* (Brazil)	2,421,594
39,439	Trip.com Group Ltd. ADR* (China)	1,322,784

		5,597,508

	IT Consulting & Other Services 2.0%
37,850	Larsen & Toubro Infotech Ltd. (India)	927,980

	Life & Health Insurance 3.0%
90,665	Discovery Ltd. (South Africa)	780,874

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
85,892	ICICI Prudential Life Insurance Co. Ltd. (India)	$580,069

		1,360,943

	Life Sciences Tools & Services 1.1%
40,500	Wuxi Biologics Cayman, Inc.* (China)	512,727

	Packaged Foods & Meats 5.3%
23,851	Britannia Industries Ltd. (India)	1,014,479
387,393	Vitasoy International Holdings Ltd. (China)	1,404,445

		2,418,924

	Personal Products 1.6%
680	LG Household & Health Care Ltd. (South Korea)	738,651

	Pharmaceuticals 0.5%
16,600	Jiangsu Hengrui Medicine Co. Ltd., Class A (China)	208,569

	Property & Casualty Insurance 3.8%
90,201	ICICI Lombard General Insurance Co. Ltd. (India)	1,745,304

	Semiconductors 8.4%
43,297	ASPEED Technology, Inc. (Taiwan)	1,385,123
77,959	Silergy Corp. (Taiwan)	2,470,596

		3,855,719

	Specialty Chemicals 3.0%
53,760	Asian Paints Ltd. (India)	1,348,328

	Thrifts & Mortgage Finance 1.2%
20,124	Aavas Financiers Ltd.* (India)	563,546

	Total Common Stocks (cost $30,693,046)	44,137,960

	PREFERRED STOCKS 2.9%

	Diversified Banks 2.9%
94,031	Banco Davivienda S.A., 1.82% (Colombia)	1,318,034

	Total Preferred Stocks (cost $886,979)	1,318,034

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.5%

	Repurchase Agreement 1.5%
$684,086	Repurchase Agreement dated 12/31/19, 0.12% due 1/2/20 with Fixed Income Clearing Corp. collateralized by $680,000 of United States Treasury Notes 2.875% due 10/15/21; value $699,274; repurchase proceeds: $684,091 (cost $684,086)	$684,086

	Total Short-Term Investments (cost $684,086)	684,086

	Total Investments (cost $32,264,111) 100.9%§	46,140,080
	Liabilities less Other Assets (0.9%)	(418,504)

	NET ASSETS 100.0%	$45,721,576

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 19.47%.

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments (continued)

At December 31, 2019, Wasatch Emerging Markets Select Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	2.8
Brazil	13.1
China	18.8
Colombia	2.9
Hong Kong	2.5
India	31.8
Indonesia	3.0
Mexico	4.4
Russia	1.7
South Africa	1.7
South Korea	5.9
Taiwan	11.4

Total	100.0%

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.7%

	Air Freight & Logistics 0.2%
869,605	Aramex PJSC (United Arab Emirates)	$845,185

	Airport Services 3.7%
1,402,425	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	10,499,922
222,511	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (Mexico)	4,168,838

		14,668,760

	Application Software 2.8%
103,303	Globant S.A.* (Argentina)	10,955,283

	Auto Parts & Equipment 1.4%
1,523,768	Minth Group Ltd. (Hong Kong)	5,377,568

	Biotechnology 1.8%
27,826	Medy-Tox, Inc. (South Korea)	7,236,332

	Building Products 0.8%
453,790	Kajaria Ceramics Ltd. (India)	3,344,706

	Commodity Chemicals 4.9%
1,527,921	Berger Paints India Ltd. (India)	11,045,498
6,260,102	TOA Paint Thailand Public Co. Ltd. (Thailand)	8,202,947

		19,248,445

	Consumer Finance 8.6%
270,540	Bajaj Finance Ltd. (India)	16,013,745
2,153,375	Muangthai Capital Public Co. Ltd. (Thailand)	4,582,987
2,463,929	Srisawad Corp. Public Co. Ltd. (Thailand)	5,634,658
4,694,845	Unifin Financiera S.A.B. de C.V. SOFOM ENR (Mexico)	7,697,485

		33,928,875

	Department Stores 1.0%
289,946	Poya International Co. Ltd. (Taiwan)	4,076,867

	Distillers & Vintners 1.1%
608,057	Sichuan Swellfun Co. Ltd., Class A (China)	4,517,414

	Diversified Banks 3.7%
1,739,607	City Union Bank Ltd. (India)	5,721,257
416,403	TCS Group Holding plc, GDR (Russia)	8,952,664

		14,673,921

	Diversified Chemicals 1.6%
329,426	Pidilite Industries Ltd. (India)	6,401,313

	Drug Retail 6.8%
598,490	Clicks Group Ltd. (South Africa)	10,964,340
570,410	Raia Drogasil S.A. (Brazil)	15,889,401

		26,853,741

	Electrical Components & Equipment 4.9%
404,017	Amara Raja Batteries Ltd. (India)	4,103,386
631,422	Voltronic Power Technology Corp. (Taiwan)	15,060,438

		19,163,824

	Electronic Equipment & Instruments 1.4%
1,118,616	Chroma ATE, Inc. (Taiwan)	5,410,792

	General Merchandise Stores 4.0%
1,314,866	Magazine Luiza S.A. (Brazil)	15,685,842

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Equipment 1.5%
5,143,076	Microport Scientific Corp. (China)	$6,091,987

	Health Care Facilities 1.6%
16,943,890	Cleopatra Hospital* (Egypt)	6,144,140

	Health Care Services 2.8%
527,751	Dr. Lal PathLabs Ltd. (India)	11,053,631

	Highways & Railtracks 1.3%
5,620,875	Yuexiu Transport Infrastructure Ltd. (China)	4,998,866

	Home Improvement Retail 1.2%
42,513,524	PT Ace Hardware Indonesia Tbk (Indonesia)	4,578,417

	Hotels, Resorts & Cruise Lines 1.8%
177,452	Huazhu Group Ltd. ADR* (China)	7,110,502

	Human Resource & Employment Services 2.6%
123,122	51job, Inc. ADR* (China)	10,453,058

	Industrial Conglomerates 1.7%
22,631	3M India Ltd.* (India)	6,731,137

	Industrial Machinery 1.1%
270,583	Airtac International Group (Taiwan)	4,210,794

	Insurance Brokers 0.5%
979,685	TQM Corp. Public Co. Ltd. (Thailand)	2,158,635

	Interactive Media & Services 2.5%
282,208	Info Edge India Ltd. (India)	10,041,219

	Internet & Direct Marketing Retail 1.1%
185,319	MakeMyTrip Ltd.* (India)	4,243,805

	IT Consulting & Other Services 3.0%
312,076	Larsen & Toubro Infotech Ltd. (India)	7,651,263
362,299	Mindtree Ltd. (India)	4,065,691

		11,716,954

	Life & Health Insurance 0.4%
193,012	Discovery Ltd. (South Africa)	1,662,362

	Packaged Foods & Meats 4.0%
137,910	Britannia Industries Ltd. (India)	5,865,867
2,741,755	Vitasoy International Holdings Ltd. (China)	9,939,887

		15,805,754

	Pharmaceuticals 0.0%
13,017,213	China Animal Healthcare Ltd.* *** §§ (China)	16,705

	Property & Casualty Insurance 4.6%
644,779	ICICI Lombard General Insurance Co. Ltd. (India)	12,475,866
1,314,593	Qualitas Controladora S.A.B. de C.V. (Mexico)	5,537,178

		18,013,044

	Regional Banks 5.6%
1,144,539	AU Small Finance Bank Ltd. (India)	12,892,032
15,867,500	PT Bank Tabungan Pensiunan Nasional Syariah Tbk* (Indonesia)	4,854,386
798,262	Regional S.A.B. de C.V. (Mexico)	4,475,249

		22,221,667

	Semiconductor Equipment 0.6%
27,625	Koh Young Technology, Inc.* (South Korea)	2,517,366

	Semiconductors 8.4%
258,374	ASPEED Technology, Inc. (Taiwan)	8,265,693

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
76,977	LEENO Industrial, Inc. (South Korea)	$4,278,797
178,735	Parade Technologies Ltd. (Taiwan)	3,666,879
541,126	Silergy Corp. (Taiwan)	17,148,804

		33,360,173

	Systems Software 2.3%
131,782	Douzone Bizon Co. Ltd.* (South Korea)	9,212,323

	Thrifts & Mortgage Finance 1.4%
197,811	Aavas Financiers Ltd.* (India)	5,539,433

	Total Common Stocks (cost $239,998,317)	390,270,840

	PREFERRED STOCKS 1.9%

	Personal Products 1.9%
10,799	LG Household & Health Care Ltd. (South Korea)	7,194,814

	Total Preferred Stocks (cost $5,070,247)	7,194,814

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.4%

	Repurchase Agreement 0.4%
$1,744,949	Repurchase Agreement dated 12/31/19, 0.12% due 1/2/20 with Fixed Income Clearing Corp. collateralized by $1,735,000 of United States Treasury Notes 2.875% due 10/15/21; value: $1,784,177; repurchase proceeds: $1,744,961 (cost $1,744,949)	$1,744,949

	Total Short-Term Investments (cost $1,744,949)	1,744,949

	Total Investments (cost $246,813,513) 101.0%§	399,210,603
	Liabilities less Other Assets (1.0%)	(3,785,437)

	NET ASSETS 100.0%	$395,425,166

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 18.07%.

§§The aggregate value of illiquid holdings at December 31, 2019, amounts to approximately $16,705, and represents 0.00% of net assets.

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments (continued)

At December 31, 2019, Wasatch Emerging Markets Small Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	2.8
Brazil	7.9
China	10.8
Egypt	1.5
Hong Kong	1.4
India	32.0
Indonesia	2.4
Mexico	8.1
Russia	2.3
South Africa	3.2
South Korea	7.7
Taiwan	14.5
Thailand	5.2
United Arab Emirates	0.2

Total	100.0%

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 96.0%

	Air Freight & Logistics 0.3%
199,857	Aramex PJSC (United Arab Emirates)	$194,245

	Airport Services 4.8%
148,500	Airports Corp. of Vietnam JSC (Vietnam)	480,634
137,529	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (Mexico)	2,576,664

		3,057,298

	Application Software 3.8%
22,911	Globant S.A.* (Argentina)	2,429,712

	Brewers 0.3%
17,200	Saigon Beer Alcohol Beverage Corp. (Vietnam)	169,235

	Commodity Chemicals 2.2%
1,085,100	TOA Paint Thailand Public Co. Ltd. (Thailand)	1,421,865

	Consumer Finance 10.0%
369,688	ASA International Group plc (Bangladesh)	1,300,123
455,525	Delta Brac Housing Finance Corp. Ltd. (Bangladesh)	615,211
240,400	Muangthai Capital Public Co. Ltd. (Thailand)	511,639
87,431	Spandana Sphoorty Financial Ltd.* (India)	1,468,653
460,100	Srisawad Corp. Public Co. Ltd., Class A (Thailand)	1,052,184
894,920	Unifin Financiera S.A.B. de C.V. (Mexico)	1,467,276

		6,415,086

	Data Processing & Outsourced Services 2.3%
176,741	Network International Holdings plc* (United Arab Emirates)	1,500,652

	Diversified Banks 17.5%
333,260	Bank for Foreign Trade of Vietnam JSC (Vietnam)	1,297,230
481,816	Commercial International Bank S.A.E (Egypt)	2,491,634
3,553	Credicorp Ltd. (Peru)	757,251
1,279,300	Equity Group Holdings plc (Kenya)	675,309
373,507	National Bank of Kuwait SAKP (Kuwait)	1,318,115
926,900	PT Bank Central Asia Tbk (Indonesia)	2,229,200
114,789	TCS Group Holding plc, GDR (Russia)	2,467,963

		11,236,702

	Drug Retail 8.3%
99,752	Clicks Group Ltd. (South Africa)	1,827,457
125,900	Raia Drogasil S.A. (Brazil)	3,507,084

		5,334,541

	Electrical Components & Equipment 1.6%
115,900	Weg S.A. (Brazil)	1,002,452

	Food Retail 5.2%
294,600	CP ALL Public Co. Ltd. (Thailand)	710,591
928,874	Philippine Seven Corp. (Philippines)	2,604,405

		3,314,996

	Health Care Distributors 2.0%
2,149,887	Ibnsina Pharma S.A.E. (Egypt)	1,272,519

	Health Care Facilities 5.0%
8,779,244	Cleopatra Hospital* (Egypt)	3,183,502

	Hypermarkets & Super Centers 2.8%
50,249	InRetail Peru Corp. (Peru)	1,808,964

	Insurance Brokers 2.6%
769,015	TQM Corp. Public Co. Ltd. (Thailand)	1,694,445

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Internet & Direct Marketing Retail 8.9%
5,360	MercadoLibre, Inc.* (Brazil)	$3,065,598
11,040	Naspers Ltd., Class N (South Africa)	1,805,678
11,040	Prosus N.V.* (Netherlands)	823,879

		5,695,155

	Life & Health Insurance 1.8%
134,435	Discovery Ltd. (South Africa)	1,157,853

	Pharmaceuticals 0.1%
17,629	Square Pharmaceuticals Ltd. (Bangladesh)	39,662

	Property & Casualty Insurance 4.0%
612,200	Qualitas Controladora S.A.B. de C.V. (Mexico)	2,578,638

	Regional Banks 4.7%
164,784	AU Small Finance Bank Ltd. (India)	1,856,119
3,906,400	PT Bank Tabungan Pensiunan Nasional Syariah Tbk* (Indonesia)	1,195,095

		3,051,214

	Technology Distributors 3.4%
865,070	FPT Corp. (Vietnam)	2,176,441

	Wireless Telecommunication Services 4.4%
9,023,838	Safaricom plc (Kenya)	2,813,550

	Total Common Stocks (cost $50,265,350)	61,548,727

	PREFERRED STOCKS 4.0%

	Diversified Banks 4.0%
183,559	Banco Davivienda S.A., 1.82% (Colombia)	2,572,950

	Total Preferred Stocks (cost $2,032,420)	2,572,950

	Total Investments (cost $52,297,770) 100.0%§	64,121,677
	Liabilities less Other Assets (<0.1%)	(19,780)

	NET ASSETS 100.0%	$64,101,897

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 17.35%.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX / WIFMX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments (continued)

At December 31, 2019, Wasatch Frontier Emerging Small Countries Fund’s investments, were in the following countries:

COUNTRY	%
Argentina	3.8
Bangladesh	3.1
Brazil	11.8
Colombia	4.0
Egypt	10.8
India	5.2
Indonesia	5.3
Kenya	5.4
Kuwait	2.1
Mexico	10.3
Netherlands	1.3
Peru	4.0
Philippines	4.1
Russia	3.9
South Africa	7.5
Thailand	8.4
United Arab Emirates	2.6
Vietnam	6.4

Total	100.0%

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.8%
	Airlines 1.4%
10,687	Allegiant Travel Co.	$1,859,965

	Application Software 15.2%
30,444	Five9, Inc.*	1,996,517
34,834	Globant S.A.* (Argentina)	3,694,146
12,718	HubSpot, Inc.*	2,015,803
123,930	Infomart Corp. (Japan)	1,118,375
49,797	Medallia, Inc.*	1,549,185
18,045	Paylocity Holding Corp.*	2,180,197
16,499	Q2 Holdings, Inc.*	1,337,739
102,418	Systena Corp. (Japan)	1,663,314
7,858	Tyler Technologies, Inc.*	2,357,557
29,884	Zendesk, Inc.*	2,290,011

		20,202,844

	Automotive Retail 1.7%
28,706	Monro, Inc.	2,244,809

	Biotechnology 4.4%
101,538	Abcam plc (United Kingdom)	1,818,402
18,994	Exact Sciences Corp.*	1,756,565
5,852	Medy-Tox, Inc. (South Korea)	1,521,851
86,299	Sangamo Therapeutics, Inc.*	722,323

		5,819,141

	Building Products 2.8%
41,506	Trex Co., Inc.*	3,730,559

	Commercial Printing 1.1%
11,429	Cimpress plc*	1,437,425

	Commodity Chemicals 1.0%
1,047,900	TOA Paint Thailand Public Co. Ltd. (Thailand)	1,373,119

	Consumer Finance 4.9%
33,630	Bajaj Finance Ltd. (India)	1,990,620
3,911	Credit Acceptance Corp.*	1,729,953
784,708	Srisawad Corp. Public Co. Ltd., Class A (Thailand)	1,794,516
644,500	Unifin Financiera S.A.B. de C.V. SOFOM ENR (Mexico)	1,056,697

		6,571,786

	Data Processing & Outsourced Services 3.4%
23,458	Euronet Worldwide, Inc.*	3,696,043
12,500	GMO Payment Gateway, Inc. (Japan)	856,016

		4,552,059

	Diversified Chemicals 1.1%
73,457	Pidilite Industries Ltd. (India)	1,427,396

	Diversified Real Estate Activities 0.7%
42,728	Patrizia AG (Germany)	952,397

	Diversified Support Services 1.8%
26,107	Copart, Inc.*	2,374,171

	Drug Retail 1.2%
11,690	Ain Holdings, Inc. (Japan)	743,451
17,000	Sugi Holdings Co. Ltd. (Japan)	896,829

		1,640,280

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Electrical Components & Equipment 1.7%
95,281	Voltronic Power Technology Corp. (Taiwan)	$2,272,606

	General Merchandise Stores 1.1%
22,538	Ollie’s Bargain Outlet Holdings, Inc.*	1,471,957

	Health Care Equipment 2.5%
21,469	Cantel Medical Corp.	1,522,152
11,506	Cochlear Ltd. (Australia)	1,814,545

		3,336,697

	Health Care Facilities 2.5%
53,944	Ensign Group, Inc. (The)	2,447,439
26,972	Pennant Group, Inc. (The)*	891,964

		3,339,403

	Health Care Services 1.3%
84,902	Dr. Lal PathLabs Ltd. (India)	1,778,254

	Health Care Supplies 1.1%
50,200	Asahi Intecc Co. Ltd. (Japan)	1,469,918

	Homebuilding 1.4%
25,624	LGI Homes, Inc.*	1,810,336

	Human Resource & Employment Services 2.0%
24,600	en-japan, Inc. (Japan)	1,069,208
55,830	SMS Co. Ltd. (Japan)	1,542,076

		2,611,284

	Industrial Conglomerates 0.9%
4,226	3M India Ltd.* (India)	1,256,939

	Industrial Machinery 7.5%
35,669	Altra Industrial Motion Corp.	1,291,575
24,393	Barnes Group, Inc.	1,511,390
30,575	Helios Technologies, Inc.	1,413,482
44,032	Kornit Digital Ltd.* (Israel)	1,507,216
68,400	MISUMI Group, Inc. (Japan)	1,692,908
16,345	RBC Bearings, Inc.*	2,588,067

		10,004,638

	Interactive Media & Services 0.7%
2,738	New Work SE (Germany)	896,795

	Internet & Direct Marketing Retail 4.0%
62,227	MakeMyTrip Ltd.* (India)	1,424,998
4,274	MercadoLibre, Inc.* (Brazil)	2,444,472
224,623	Trainline plc* (United Kingdom)	1,508,505

		5,377,975

	Life & Health Insurance 1.4%
284,505	ICICI Prudential Life Insurance Co. Ltd. (India)	1,921,395

	Managed Health Care 1.3%
23,517	HealthEquity, Inc.*	1,741,904

	Other Diversified Financial Services 1.4%
5,376	Hypoport AG* (Germany)	1,896,534

	Packaged Foods & Meats 1.5%
542,000	Vitasoy International Holdings Ltd. (China)	1,964,953

	Pharmaceuticals 0.9%
36,201	Intra-Cellular Therapies, Inc.*	1,242,056

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Property & Casualty Insurance 1.6%
108,691	ICICI Lombard General Insurance Co. Ltd. (India)	$2,103,068

	Regional Banks 5.3%
382,677	AU Small Finance Bank Ltd. (India)	4,310,455
41,416	Canadian Western Bank (Canada)	1,017,101
35,208	Eagle Bancorp, Inc.	1,712,165

		7,039,721

	Research & Consulting Services 2.5%
37,100	Funai Soken Holdings, Inc. (Japan)	839,399
71,000	Nihon M&A Center, Inc. (Japan)	2,443,304

		3,282,703

	Restaurants 1.0%
36,174	Domino’s Pizza Enterprises Ltd. (Australia)	1,329,164

	Semiconductors 6.3%
48,000	ASPEED Technology, Inc. (Taiwan)	1,535,578
22,607	Melexis N.V. (Belgium)	1,700,272
15,304	Monolithic Power Systems, Inc.	2,724,418
75,000	Silergy Corp. (Taiwan)	2,376,822

		8,337,090

	Soft Drinks 1.4%
66,600	Fevertree Drinks plc (United Kingdom)	1,846,410

	Specialty Stores 1.5%
15,662	Five Below, Inc.*	2,002,543

	Technology Distributors 0.7%
110,332	Electrocomponents plc (United Kingdom)	990,284

	Thrifts & Mortgage Finance 1.3%
59,570	Aavas Financiers Ltd.* (India)	1,668,178

	Trading Companies & Distributors 2.6%
83,720	Diploma plc (United Kingdom)	2,244,525
43,400	MonotaRO Co. Ltd. (Japan)	1,155,350

		3,399,875

	Trucking 1.7%
64,833	Knight-Swift Transportation Holdings, Inc.	2,323,615

	Total Common Stocks (cost $84,721,823)	132,902,246

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.6%

	Repurchase Agreement 0.6%
$837,383	Repurchase Agreement dated 12/31/19, 0.12% due 1/2/20 with Fixed Income Clearing Corp. collateralized by $835,000 of United States Treasury Notes 2.875% due 10/15/21; value: $858,667; repurchase proceeds: $837,389 (cost $837,383)	$837,383

	Total Short-Term Investments (cost $837,383)	837,383

	Total Investments (cost $85,559,206) 100.4%§	133,739,629
	Liabilities less Other Assets (0.4%)	(578,013)

	NET ASSETS 100.0%	$133,161,616

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 14.91%. See Notes to Schedules of Investments.

At December 31, 2019, Wasatch Global Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	2.8
Australia	2.4
Belgium	1.3
Brazil	1.8
Canada	0.8
China	1.5
Germany	2.8
India	13.5
Israel	1.1
Japan	11.7
Mexico	0.8
South Korea	1.1
Taiwan	4.7
Thailand	2.4
United Kingdom	6.3
United States	45.0

Total	100.0%

WASATCH GLOBAL SELECT FUND (WAGSX / WGGSX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.5%

	Aerospace & Defense 2.8%
1,708	HEICO Corp., Class A	$152,917

	Application Software 8.3%
896	Guidewire Software, Inc.*	98,354
777	Tyler Technologies, Inc.*	233,115
2,212	Xero Ltd.* (New Zealand)	124,182

		455,651

	Building Products 4.5%
10,443	Assa Abloy AB, Class B (Sweden)	244,110

	Consumer Finance 4.6%
4,269	Bajaj Finance Ltd. (India)	252,690

	Data Processing & Outsourced Services 13.6%
2,526	Amadeus IT Group S.A. (Spain)	206,272
1,251	Euronet Worldwide, Inc.*	197,108
1,215	Jack Henry & Associates, Inc.	176,989
790	WEX, Inc.*	165,473

		745,842

	Distributors 4.7%
1,211	Pool Corp.	257,192

	Diversified Support Services 4.3%
2,617	Copart, Inc.*	237,990

	Drug Retail 4.2%
1,800	Tsuruha Holdings, Inc. (Japan)	231,116

	Electrical Components & Equipment 3.8%
2,062	AMETEK, Inc.	205,664

	Electronic Components 4.1%
2,076	Amphenol Corp., Class A	224,685

	Electronic Equipment & Instruments 2.4%
2,304	Cognex Corp.	129,116

	Financial Exchanges & Data 2.5%
356	MarketAxess Holdings, Inc.	134,963

	Health Care Equipment 6.3%
971	Cochlear Ltd. (Australia)	153,131
832	Sonova Holding AG (Switzerland)	190,202

		343,333

	Health Care Supplies 7.1%
6,200	Asahi Intecc Co. Ltd. (Japan)	181,544
1,688	Coloplast A/S, Class B (Denmark)	209,415

		390,959

	Health Care Technology 2.0%
771	Veeva Systems, Inc., Class A*	108,449

	Industrial Conglomerates 3.8%
581	Roper Technologies, Inc.	205,808

	Industrial Machinery 2.3%
5,000	MISUMI Group, Inc. (Japan)	123,751

	Life Sciences Tools & Services 4.8%
1,524	ICON plc* (Ireland)	262,478

WASATCH GLOBAL SELECT FUND (WAGSX / WGGSX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Packaged Foods & Meats 2.3%
2,928	Britannia Industries Ltd. (India)	$124,540

	Regional Banks 2.3%
2,399	Webster Financial Corp.	128,011

	Specialty Chemicals 2.6%
1,817	Chr. Hansen Holding A/S (Denmark)	144,442

	Trucking 4.2%
1,220	Old Dominion Freight Line, Inc.	231,532

	Total Common Stocks (cost $4,953,794)	5,335,239

	Total Investments (cost $4,953,794) 97.5%§	5,335,239
	Other Assets less Liabilities 2.5%	138,953

	NET ASSETS 100.0%	$5,474,192

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 24.20%. See Notes to Schedules of Investments.

At December 31, 2019, Wasatch Global Select Fund’s investments, were in the following countries:

COUNTRY	%
Australia	2.9
Denmark	6.6
India	7.1
Ireland	4.9
Japan	10.1
New Zealand	2.3
Spain	3.9
Sweden	4.6
Switzerland	3.6
United States	54.0

Total	100.0%

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments

Shares		Value

	COMMON STOCKS 98.4%

	Airlines 2.9%
138,000	Japan Airlines Co. Ltd. (Japan)	$4,296,751

	Broadcasting 1.3%
45,000	ViacomCBS, Inc., Class B	1,888,650

	Commodity Chemicals 1.1%
900,000	PTT Global Chemical Public Co. Ltd. (Thailand)	1,712,640

	Construction & Engineering 1.0%
2,475,000	Sinopec Engineering Group Co. Ltd., Class H (China)	1,480,115

	Department Stores 1.0%
30,000	Kohl’s Corp.	1,528,500

	Diversified Banks 13.1%
51,000	Citigroup, Inc.	4,074,390
285,000	ING Groep N.V. ADR (Netherlands)	3,434,250
370,000	Nordea Bank Abp (Sweden)	2,993,367
165,000	United Overseas Bank Ltd. (Singapore)	3,240,009
112,000	Wells Fargo & Co.	6,025,600

		19,767,616

	Diversified Metals & Mining 1.5%
85,000	BHP Group Ltd. (Australia)	2,321,529

	Electric Utilities 8.6%
71,000	Duke Energy Corp.	6,475,910
142,000	Exelon Corp.	6,473,780

		12,949,690

	Electrical Components & Equipment 2.1%
33,000	Eaton Corp. plc	3,125,760

	Food Retail 2.3%
140,000	Koninklijke Ahold Delhaize N.V. (Netherlands)	3,501,162

	Hypermarkets & Super Centers 2.1%
26,000	WalMart, Inc.	3,089,840

	Integrated Oil & Gas 8.2%
1,015,000	BP plc (United Kingdom)	6,340,515
185,000	Suncor Energy, Inc. (Canada)	6,063,378

		12,403,893

	Integrated Telecommunication Services 2.9%
110,000	AT&T, Inc.	4,298,800

	IT Consulting & Other Services 3.3%
37,000	International Business Machines Corp.	4,959,480

	Life & Health Insurance 2.2%
2,100,000	Fubon Financial Holding Co. Ltd. (Taiwan)	3,250,492

	Managed Health Care 2.7%
65,000	Centene Corp.*	4,086,550

	Multi-Line Insurance 2.4%
131,000	AXA S.A. (France)	3,689,731

	Oil & Gas Equipment & Services 2.0%
76,000	Schlumberger Ltd.	3,055,200

	Packaged Foods & Meats 1.5%
3,100,000	Dali Foods Group Co. Ltd. (China)	2,295,471

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value

	Pharmaceuticals 10.2%
37,000	Johnson & Johnson	$5,397,190
33,000	Novartis AG (Switzerland)	3,124,756
177,000	Pfizer, Inc.	6,934,860

		15,456,806

	Property & Casualty Insurance 3.2%
82,000	Axis Capital Holdings Ltd.	4,874,080

	Reinsurance 4.5%
23,000	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	6,787,138

	Specialized REITs 5.5%
56,000	EPR Properties	3,955,840
170,000	VICI Properties, Inc.	4,343,500

		8,299,340

	Systems Software 2.6%
75,000	Oracle Corp.	3,973,500

	Technology Hardware, Storage & Peripherals 2.7%
85,000	Samsung Electronics Co. Ltd. (South Korea)	4,095,882

	Tobacco 2.8%
53,000	KT&G Corp. (South Korea)	4,288,099

	Wireless Telecommunication Services 4.7%
850,000	China Mobile Ltd. (China)	7,144,874

	Total Common Stocks (cost $133,298,099)	148,621,589

Principal Amount		Value

	SHORT-TERM INVESTMENTS 0.8%

	Repurchase Agreement 0.8%
$1,225,228	Repurchase Agreement dated 12/31/19, 0.12% due 1/2/20 with Fixed Income Clearing Corp. collateralized by $1,220,000 of United States Treasury Notes 2.875% due 10/15/21; value: $1,254,580; repurchase proceeds: $1,225,236 (cost $1,225,228)	$1,225,228

	Total Short-Term Investments (cost $1,225,228)	1,225,228

	Total Investments (cost $134,523,327) 99.2%§	149,846,817
	Other Assets less Liabilities 0.8%	1,280,901

	NET ASSETS 100.0%	$151,127,718

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 16.93%.

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

WASATCH GLOBAL VALUE FUND (FMIEX / WILCX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments (continued)

At December 31, 2019, Wasatch Global Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	1.6
Canada	4.1
China	7.3
France	2.5
Germany	4.6
Japan	2.9
Netherlands	4.7
Singapore	2.2
South Korea	5.6
Sweden	2.0
Switzerland	2.1
Taiwan	2.2
Thailand	1.2
United Kingdom	4.3
United States	52.7

Total	100.0%

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.3%

	Airport Services 1.5%
2,473,172	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	$18,516,580

	Application Software 9.0%
140,553	Descartes Systems Group, Inc. (The)* (Canada)	6,007,232
1,009,267	GB Group plc (United Kingdom)	10,427,624
1,366,822	Infomart Corp. (Japan)	12,334,546
182,506	Kinaxis, Inc.* (Canada)	14,057,410
174,247	Lightspeed POS, Inc.* (Canada)	4,840,083
549,801	Miroku Jyoho Service Co. Ltd. (Japan)	16,529,638
182,421	Nemetschek SE (Germany)	12,017,615
1,072,700	Systena Corp. (Japan)	17,421,122
2,476,452	Technology One Ltd. (Australia)	14,406,777
233,749	WiseTech Global Ltd. (Australia)	3,833,459

		111,875,506

	Asset Management & Custody Banks 2.3%
615,793	AJ Bell plc (United Kingdom)	3,499,264
2,031,969	Ashmore Group plc (United Kingdom)	13,942,207
2,149,716	Netwealth Group Ltd. (Australia)	11,781,878

		29,223,349

	Auto Parts & Equipment 0.5%
1,726,000	Minth Group Ltd. (Hong Kong)	6,091,270

	Biotechnology 1.6%
881,357	Abcam plc (United Kingdom)	15,783,860
16,759	Medy-Tox, Inc. (South Korea)	4,358,287

		20,142,147

	Brewers 1.8%
244,960	Royal Unibrew A/S (Denmark)	22,438,031

	Commodity Chemicals 0.8%
1,342,615	Berger Paints India Ltd. (India)	9,705,902

	Construction Machinery & Heavy Trucks 0.7%
578,800	Takeuchi Manufacturing Co. Ltd. (Japan)	8,654,800

	Data Processing & Outsourced Services 0.9%
161,000	GMO Payment Gateway, Inc. (Japan)	11,025,488

	Diversified Real Estate Activities 1.6%
876,819	Patrizia AG (Germany)	19,544,094

	Diversified Support Services 2.7%
1,013,515	HomeServe plc (United Kingdom)	16,969,222
1,899,452	Prestige International, Inc. (Japan)	17,147,322

		34,116,544

	Drug Retail 6.3%
180,628	Ain Holdings, Inc. (Japan)	11,487,433
1,026,120	Clicks Group Ltd. (South Africa)	18,798,524
153,300	Kusuri no Aoki Holdings Co. Ltd. (Japan)	9,598,861
324,900	Raia Drogasil S.A. (Brazil)	9,050,448
258,000	Sugi Holdings Co. Ltd. (Japan)	13,610,690
123,700	Tsuruha Holdings, Inc. (Japan)	15,882,825

		78,428,781

	Electrical Components & Equipment 1.4%
735,740	Voltronic Power Technology Corp. (Taiwan)	17,548,591

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Electronic Equipment & Instruments 2.0%
881,096	Halma plc (United Kingdom)	$24,695,827

	Financial Exchanges & Data 0.9%
1,858,061	IntegraFin Holdings plc (United Kingdom)	10,952,283

	General Merchandise Stores 1.5%
3,495,052	B&M European Value Retail S.A. (United Kingdom)	18,962,617

	Health Care Equipment 5.5%
225,399	Cellavision AB (Sweden)	7,688,692
164,966	Cochlear Ltd. (Australia)	26,015,842
175,295	DiaSorin S.p.A. (Italy)	22,702,103
604,664	Nakanishi, Inc. (Japan)	11,523,593

		67,930,230

	Health Care Supplies 2.0%
658,300	Asahi Intecc Co. Ltd. (Japan)	19,275,834
149,125	Menicon Co. Ltd. (Japan)	6,240,661

		25,516,495

	Health Care Technology 1.2%
328,020	M3, Inc. (Japan)	9,891,641
495,670	RaySearch Laboratories AB* (Sweden)	5,673,056

		15,564,697

	Highways & Railtracks 0.5%
6,388,000	Yuexiu Transport Infrastructure Ltd. (China)	5,681,101

	Household Appliances 1.3%
1,286,976	Breville Group Ltd. (Australia)	15,768,743

	Household Products 0.9%
317,884	Pigeon Corp. (Japan)	11,639,700

	Human Resource & Employment Services 4.3%
120,656	51job, Inc. ADR* (China)	10,243,694
437,300	Benefit One, Inc. (Japan)	9,026,451
416,180	en-japan, Inc. (Japan)	18,088,735
579,142	SMS Co. Ltd. (Japan)	15,996,434

		53,355,314

	Industrial Machinery 2.2%
612,515	MISUMI Group, Inc. (Japan)	15,159,820
2,763,056	Rotork plc (United Kingdom)	12,260,811

		27,420,631

	Interactive Media & Services 4.2%
437,572	Info Edge India Ltd. (India)	15,569,213
63,184	New Work SE (Germany)	20,695,059
1,882,520	Rightmove plc (United Kingdom)	15,799,358

		52,063,630

	Internet & Direct Marketing Retail 2.7%
2,888,070	Trainline plc* (United Kingdom)	19,395,472
1,514,055	Webjet Ltd. (Australia)	13,833,594

		33,229,066

	Investment Banking & Brokerage 1.1%
1,316,946	Avanza Bank Holding AB (Sweden)	13,751,068

	IT Consulting & Other Services 3.2%
220,631	Endava plc, ADR* (United Kingdom)	10,281,404
197,043	Larsen & Toubro Infotech Ltd. (India)	4,830,964
222,518	Reply S.p.A. (Italy)	17,344,613

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
443,668	Softcat plc (United Kingdom)	$6,770,103

		39,227,084

	Life Sciences Tools & Services 1.5%
66,919	Tecan Group AG (Switzerland)	18,800,613

	Movies & Entertainment 1.3%
258,238	CTS Eventim AG & Co KGaA (Germany)	16,202,714

	Oil & Gas Equipment & Services 1.3%
514,934	TGS-NOPEC Geophysical Co. ASA (Norway)	15,666,441

	Other Diversified Financial Services 1.7%
61,354	Hypoport AG* (Germany)	21,644,337

	Packaged Foods & Meats 2.9%
295,214	Morinaga & Co. Ltd. (Japan)	14,176,807
6,001,449	Vitasoy International Holdings Ltd. (China)	21,757,496

		35,934,303

	Pharmaceuticals 0.5%
74,500	JCR Pharmaceuticals Co. Ltd. (Japan)	6,023,140

	Property & Casualty Insurance 1.6%
1,059,524	ICICI Lombard General Insurance Co. Ltd. (India)	20,500,792

	Regional Banks 3.2%
1,910,065	AU Small Finance Bank Ltd. (India)	21,514,879
753,255	Canadian Western Bank (Canada)	18,498,558

		40,013,437

	Research & Consulting Services 3.1%
580,544	Funai Soken Holdings, Inc. (Japan)	13,134,990
728,428	Nihon M&A Center, Inc. (Japan)	25,067,199

		38,202,189

	Restaurants 1.4%
490,186	Domino’s Pizza Enterprises Ltd. (Australia)	18,011,212

	Semiconductor Equipment 0.7%
519,005	Japan Material Co. Ltd. (Japan)	8,594,904

	Semiconductors 3.5%
298,126	Elmos Semiconductor AG (Germany)	9,477,197
177,780	Melexis N.V. (Belgium)	13,370,830
658,165	Silergy Corp. (Taiwan)	20,857,883

		43,705,910

	Soft Drinks 1.5%
679,011	Fevertree Drinks plc (United Kingdom)	18,824,815

	Specialty Chemicals 1.2%
194,441	Chr. Hansen Holding A/S (Denmark)	15,457,070

	Systems Software 1.0%
175,480	Douzone Bizon Co. Ltd.* (South Korea)	12,267,066

	Technology Distributors 1.3%
1,789,555	Electrocomponents plc (United Kingdom)	16,062,130

	Textiles 1.1%
376,935	Brunello Cucinelli S.p.A. (Italy)	13,353,627

	Trading Companies & Distributors 5.9%
245,062	Beijer Ref AB (Sweden)	7,189,891
913,291	Diploma plc (United Kingdom)	24,485,240

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
1,595,181	Howden Joinery Group plc (United Kingdom)	$14,211,880
160,379	IMCD N.V. (Netherlands)	13,995,996
518,424	MonotaRO Co. Ltd. (Japan)	13,800,949

		73,683,956

	Total Common Stocks (cost $810,375,810)	1,236,018,225

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.9%

	Repurchase Agreement 0.9%
$11,717,219	Repurchase Agreement dated 12/31/19, 0.12% due 1/2/20 with Fixed Income Clearing Corp. collateralized by $11,625,000 of United States Treasury Notes 2.875% due 10/15/21; value: $11,954,499; repurchase proceeds: $11,717,297 (cost $11,717,219)	$11,717,219

	Total Short-Term Investments (cost $11,717,219)	11,717,219

	Total Investments (cost $822,093,029) 100.2%§	1,247,735,444
	Liabilities less Other Assets (0.2%)	(2,562,666)

	NET ASSETS 100.0%	$1,245,172,778

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 45.11%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments (continued)

At December 31, 2019, Wasatch International Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	8.4
Belgium	1.1
Brazil	0.7
Canada	3.5
China	3.1
Denmark	3.1
Germany	8.1
Hong Kong	0.5
India	5.8
Italy	4.3
Japan	26.8
Mexico	1.5
Netherlands	1.1
Norway	1.3
South Africa	1.5
South Korea	1.3
Sweden	2.8
Switzerland	1.5
Taiwan	3.1
United Kingdom	20.5

Total	100.0%

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 96.7%

	Advertising 2.4%
141,023	4imprint Group plc (United Kingdom)	$6,500,607
752,082	YouGov plc (United Kingdom)	6,405,615

		12,906,222

	Aerospace & Defense 1.3%
255,507	Avon Rubber plc (United Kingdom)	7,073,491

	Alternative Carriers 1.0%
703,000	Chief Telecom, Inc. (Taiwan)	5,159,289

	Application Software 15.5%
108,221	Esker S.A. (France)	11,216,574
175,100	Fixstars Corp. (Japan)	2,494,761
749,816	Fortnox AB* (Sweden)	13,449,112
791,092	GB Group plc (United Kingdom)	8,173,467
23,188,436	Humanica Public Co. Ltd. (Thailand)	5,960,888
860,200	Infomart Corp. (Japan)	7,762,661
59,290	Mensch und Maschine Software SE (Germany)	2,839,789
356,306	Miroku Jyoho Service Co. Ltd. (Japan)	10,712,256
610,572	Rakus Co. Ltd. (Japan)	11,193,208
607,600	Systena Corp. (Japan)	9,867,692

		83,670,408

	Auto Parts & Equipment 0.6%
2,379,262	Minda Corp. Ltd. (India)	3,359,986

	Brewers 1.5%
607,145	Carlsberg Brewery Malaysia Berhad, Class B (Malaysia)	4,363,785
42,497	Royal Unibrew A/S (Denmark)	3,892,672

		8,256,457

	Building Products 0.7%
513,260	Kajaria Ceramics Ltd. (India)	3,783,036

	Commercial Printing 0.5%
74,700	Raksul, Inc.* (Japan)	2,570,180

	Commodity Chemicals 3.3%
867,649	Berger Paints India Ltd. (India)	6,272,324
666,740	Gulf Oil Lubricants India Ltd. (India)	7,547,491
255,016	Supreme Industries Ltd. (India)	4,197,976

		18,017,791

	Consumer Finance 2.1%
207,910	Gruppo MutuiOnline S.p.A. (Italy)	4,675,914
195,619	Spandana Sphoorty Financial Ltd.* (India)	3,285,980
2,204,062	Unifin Financiera S.A.B. de C.V. SOFOM ENR (Mexico)	3,613,694

		11,575,588

	Department Stores 1.4%
396,908	Poya International Co. Ltd. (Taiwan)	5,580,836
95,789	V-Mart Retail Ltd. (India)	2,216,973

		7,797,809

	Diversified Support Services 6.1%
1,864,804	Clipper Logistics plc (United Kingdom)	7,107,768
328,900	Japan Elevator Service Holdings Co. Ltd. (Japan)	8,257,336
2,026,844	Johnson Service Group plc (United Kingdom)	5,262,124
1,354,362	Prestige International, Inc. (Japan)	12,226,516

		32,853,744

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Drug Retail 1.5%
50,000	Kusuri no Aoki Holdings Co. Ltd. (Japan)	$3,130,744
219,610	YAKUODO Holdings Co. Ltd. (Japan)	4,905,160

		8,035,904

	Education Services 0.7%
470,000	Dadi Early-Childhood Education Group Ltd. (Taiwan)	3,770,724

	Electrical Components & Equipment 1.9%
223,393	Amara Raja Batteries Ltd. (India)	2,268,884
326,158	Voltronic Power Technology Corp. (Taiwan)	7,779,397

		10,048,281

	Electronic Equipment & Instruments 1.0%
129,328	Isra Vision AG (Germany)	5,626,392

	Food Retail 3.5%
3,819,129	Philippine Seven Corp. (Philippines)	10,708,191
70,499	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. (Israel)	4,054,412
4,502,100	Sheng Siong Group Ltd. (Singapore)	4,150,789

		18,913,392

	Health Care Equipment 4.7%
10,178,000	AK Medical Holdings Ltd. (China)	11,468,095
166,826	Cellavision AB (Sweden)	5,690,681
103,691	Inmode Ltd.* (Israel)	4,064,687
239,982	Xvivo Perfusion AB* (Sweden)	4,355,693

		25,579,156

	Health Care Facilities 1.1%
16,782,504	Cleopatra Hospital* (Egypt)	6,085,618

	Health Care Services 3.8%
255,177	Dr. Lal PathLabs Ltd. (India)	5,344,627
452,900	Elan Corp. (Japan)	6,649,890
428,935	Metropolis Healthcare Ltd.* (India)	8,713,531

		20,708,048

	Health Care Supplies 1.8%
640,000	Bioteque Corp. (Taiwan)	2,786,136
1,571,583	Nanosonics Ltd.* (Australia)	7,003,150

		9,789,286

	Health Care Technology 4.0%
275,380	Craneware plc (United Kingdom)	9,411,022
99,198	Nexus AG (Germany)	3,843,965
354,877	Pro Medicus Ltd. (Australia)	5,565,930
262,144	RaySearch Laboratories AB* (Sweden)	3,000,298

		21,821,215

	Home Furnishing Retail 0.4%
450,529	Nick Scali Ltd. (Australia)	2,190,980

	Home Improvement Retail 1.6%
3,984,055	Italtile Ltd. (South Africa)	3,726,340
43,238,500	PT Ace Hardware Indonesia Tbk (Indonesia)	4,656,493

		8,382,833

	Human Resource & Employment Services 1.7%
59,588	en-japan, Inc. (Japan)	2,589,917
234,262	SMS Co. Ltd. (Japan)	6,470,531

		9,060,448

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Insurance Brokers 0.9%
2,231,200	TQM Corp. Public Co. Ltd. (Thailand)	$4,916,219

	Interactive Media & Services 1.6%
80,400	Atrae, Inc.* (Japan)	2,759,052
16,043	New Work SE (Germany)	5,254,666
36,945	Wantedly, Inc.* (Japan)	676,821

		8,690,539

	Internet & Direct Marketing Retail 2.7%
558,706	On the Beach Group plc (United Kingdom)	3,607,061
234,418	Open Door, Inc.* (Japan)	3,355,591
817,570	Webjet Ltd. (Australia)	7,469,961

		14,432,613

	Internet Services & Infrastructure 0.5%
171,326	BASE, Inc.* (Japan)	2,767,265

	Investment Banking & Brokerage 0.5%
374,090	HUB24 Ltd. (Australia)	2,929,697

	IT Consulting & Other Services 2.3%
233,971	Appen Ltd. (Australia)	3,687,688
61,681	Aubay (France)	2,314,324
680,744	Avant Corp. (Japan)	6,498,060

		12,500,072

	Life Sciences Tools & Services 1.0%
417,174	Biotage AB (Sweden)	5,530,246

	Oil & Gas Equipment & Services 0.7%
583,959	Computer Modelling Group Ltd. (Canada)	3,696,541

	Other Diversified Financial Services 3.0%
46,464	Hypoport AG* (Germany)	16,391,473

	Packaged Foods & Meats 2.3%
2,003,120	Vitasoy International Holdings Ltd. (China)	7,262,059
909,000	Yihai International Holding Ltd.* (China)	5,331,070

		12,593,129

	Personal Products 1.0%
543,629	Sarantis S.A. (Greece)	5,195,399

	Property & Casualty Insurance 2.0%
2,589,300	Qualitas Controladora S.A.B. de C.V. (Mexico)	10,906,352

	Publishing 0.8%
218,756	Future plc (United Kingdom)	4,201,580

	Research & Consulting Services 3.2%
40,458	Akka Technologies (France)	2,972,504
202,400	IR Japan Holdings Ltd. (Japan)	9,000,995
426,472	NICE Information Service Co. Ltd.* (South Korea)	5,139,174

		17,112,673

	Restaurants 0.5%
141,500	Arcland Service Holdings Co. Ltd. (Japan)	2,441,150
630,045	Patisserie Holdings plc* *** §§ (United Kingdom)	8,345

		2,449,495

	Semiconductor Equipment 0.8%
266,832	Japan Material Co. Ltd. (Japan)	4,418,831

	Semiconductors 3.3%
260,586	Elmos Semiconductor AG (Germany)	8,283,829

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
168,791	LEENO Industrial, Inc. (South Korea)	$9,382,316

		17,666,145

	Specialized Finance 0.9%
410,900	eGuarantee, Inc. (Japan)	4,722,072

	Systems Software 1.0%
53,300	Digital Arts, Inc. (Japan)	2,725,172
205,518	Minwise Co. Ltd.* (South Korea)	2,646,944

		5,372,116

	Technology Hardware, Storage & Peripherals 0.6%
57,241	MGI Digital Graphic Technology* (France)	3,505,715

	Thrifts & Mortgage Finance 3.0%
345,265	Aavas Financiers Ltd.* (India)	9,668,686
78,690	Equitable Group, Inc. (Canada)	6,626,431

		16,295,117

	Total Common Stocks (cost $345,802,613)	523,329,567

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.3%

	Repurchase Agreement 3.3%
$17,595,387	Repurchase Agreement dated 12/31/19, 0.12% due 1/2/20 with Fixed Income Clearing Corp. collateralized by $17,455,000 of United States Treasury Notes 2.875% due 10/15/21; value: $17,949,745; repurchase proceeds: $17,595,505 (cost $17,595,387)	$17,595,387

	Total Short-Term Investments (cost $17,595,387)	17,595,387

	Total Investments (cost $363,398,000) 100.0%§	540,924,954
	Liabilities less Other Assets (<0.1%)	(266,002)

	NET ASSETS 100.0%	$540,658,952

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 35.29%.

§§The aggregate value of illiquid holdings at December 31, 2019, amounts to approximately $8,346, and represents 0.00% of net assets.

See Notes to Schedules of Investments.

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments (continued)

At December 31, 2019, Wasatch International Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	5.5
Canada	2.0
China	4.6
Denmark	0.7
Egypt	1.2
France	3.8
Germany	8.1
Greece	1.0
India	10.8
Indonesia	0.9
Israel	1.6
Italy	0.9
Japan	24.5
Malaysia	0.8
Mexico	2.8
Philippines	2.0
Singapore	0.8
South Africa	0.7
South Korea	3.3
Sweden	6.1
Taiwan	4.8
Thailand	2.1
United Kingdom	11.0

Total	100.0%

WASATCH INTERNATIONAL SELECT FUND (WAISX / WGISX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 93.9%

	Apparel, Accessories & Luxury Goods 3.1%
114	Hermes International (France)	$85,190

	Application Software 10.0%
691	Dassault Systemes S.A. (France)	113,590
493	Temenos AG* (Switzerland)	77,987
1,522	Xero Ltd.* (New Zealand)	85,445

		277,022

	Asset Management & Custody Banks 3.2%
97	Partners Group Holding AG (Switzerland)	88,903

	Building Products 4.7%
5,572	Assa Abloy AB, Class B (Sweden)	130,248

	Data Processing & Outsourced Services 3.6%
1,208	Amadeus IT Group S.A. (Spain)	98,645

	Drug Retail 4.7%
1,000	Tsuruha Holdings, Inc. (Japan)	128,398

	Electronic Equipment & Instruments 4.3%
4,203	Halma plc (United Kingdom)	117,804

	Health Care Equipment 12.0%
685	Cochlear Ltd. (Australia)	108,027
7,828	Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	116,990
462	Sonova Holding AG (Switzerland)	105,617

		330,634

	Health Care Supplies 8.0%
2,900	Asahi Intecc Co. Ltd. (Japan)	84,916
1,104	Coloplast A/S, Class B (Denmark)	136,963

		221,879

	Health Care Technology 2.7%
2,500	M3, Inc. (Japan)	75,389

	Household Products 2.5%
1,900	Pigeon Corp. (Japan)	69,571

	Industrial Machinery 5.7%
2,100	MISUMI Group, Inc. (Japan)	51,975
133	Rational AG (Germany)	106,549

		158,524

	Interactive Media & Services 2.3%
877	REA Group Ltd. (Australia)	63,759

	IT Consulting & Other Services 2.4%
500	Obic Co. Ltd. (Japan)	67,350

	Leisure Products 1.2%
200	Shimano, Inc. (Japan)	32,446

	Life Sciences Tools & Services 7.3%
590	ICON plc* (Ireland)	101,616
600	Sartorius Stedim Biotech (France)	99,405

		201,021

	Packaged Foods & Meats 2.6%
20,000	Vitasoy International Holdings Ltd. (China)	72,508

WASATCH INTERNATIONAL SELECT FUND (WAISX / WGISX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Research & Consulting Services 7.9%
1,597	Intertek Group plc (United Kingdom)	$123,793
2,700	Nihon M&A Center, Inc. (Japan)	92,914

		216,707

	Soft Drinks 2.3%
2,291	Fevertree Drinks plc (United Kingdom)	63,515

	Specialty Chemicals 3.4%
1,189	Chr. Hansen Holding A/S (Denmark)	94,519

	Total Common Stocks (cost $2,379,833)	2,594,032

Principal Amount		Value
	SHORT-TERM INVESTMENTS 4.3%

	Repurchase Agreement 4.3%
$117,918	Repurchase Agreement dated 12/31/19, 0.12% due 1/2/20 with Fixed Income Clearing Corp. collateralized by $120,000 of United States Treasury Notes 2.875% due 10/15/21; value: $123,401; repurchase proceeds: $117,918 (cost $117,918)	$117,918

	Total Short-Term Investments (cost $117,918)	117,918

	Total Investments (cost $2,497,751) 98.2%§	2,711,950
	Other Assets less Liabilities 1.8%	50,057

	NET ASSETS 100.0%	$2,762,007

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 48.65%. See Notes to Schedules of Investments.

At December 31, 2019, Wasatch International Select Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	6.6
China	2.8
Denmark	8.9
France	11.5
Germany	4.1
Ireland	3.9
Japan	23.2
New Zealand	7.8
Spain	3.8
Sweden	5.0
Switzerland	10.5
United Kingdom	11.9

Total	100.0%

WASATCH MICRO CAP FUND (WMICX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.0%

	Alternative Carriers 2.0%
178,465	Bandwidth, Inc., Class A*	$11,430,683

	Apparel Retail 1.5%
190,932	Boot Barn Holdings, Inc.*	8,502,202

	Apparel, Accessories & Luxury Goods 1.3%
539,415	Superior Group of Cos., Inc.	7,303,679

	Application Software 11.4%
113,850	Digimarc Corp.*	3,820,806
49,669	Esker SA (France)	5,147,947
135,017	Five9, Inc.*	8,854,415
255,555	Fortnox AB* (Sweden)	4,583,775
582,694	Medallia, Inc.* *** †	17,946,975
256,875	Model N, Inc.*	9,008,606
402,925	Upland Software, Inc.*	14,388,452

		63,750,976

	Biotechnology 7.8%
138,583	Atara Biotherapeutics, Inc.*	2,282,462
159,639	Castle Biosciences, Inc.*	5,486,793
155,393	ChemoCentryx, Inc.*	6,145,793
252,841	Cytokinetics, Inc.*	2,682,643
94,564	Esperion Therapeutics, Inc.*	5,638,851
272,201	Flexion Therapeutics, Inc.*	5,634,561
622,873	Inovio Pharmaceuticals, Inc.*	2,055,481
266,425	MacroGenics, Inc.*	2,898,704
937,165	MEI Pharma, Inc.*	2,324,169
518,101	Sangamo Therapeutics, Inc.*	4,336,505
829,394	Selecta Biosciences, Inc.*	1,973,958
1,024,930	Selecta Biosciences, Inc. PIPE* *** †	2,244,597

		43,704,517

	Construction & Engineering 2.2%
738,813	Construction Partners, Inc., Class A*	12,463,775

	Construction Machinery & Heavy Trucks 2.4%
107,688	Alamo Group, Inc.	13,520,228

	Data Processing & Outsourced Services 1.3%
941,618	USA Technologies, Inc.*	6,967,973

	Diversified Banks 0.8%
1,305,468	City Union Bank Ltd. (India)	4,293,451

	Diversified Support Services 0.8%
183,900	Japan Elevator Service Holdings Co. Ltd. (Japan)	4,616,978

	Electronic Equipment & Instruments 2.7%
210,375	Napco Security Technologies, Inc.*	6,182,921
434,152	nLight, Inc.*	8,804,603

		14,987,524

	Electronic Manufacturing Services 2.1%
178,236	Fabrinet*	11,556,822

	Environmental & Facilities Services 1.9%
344,303	Heritage-Crystal Clean, Inc.*	10,800,785

	Food Distributors 1.2%
182,375	Chefs’ Warehouse, Inc. (The)*	6,950,311

WASATCH MICRO CAP FUND (WMICX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Distributors 0.8%
184,971	PetIQ, Inc.*	$4,633,524

	Health Care Equipment 6.3%
202,487	AtriCure, Inc.*	6,582,853
274,746	CryoLife, Inc.*	7,442,869
230,637	LeMaitre Vascular, Inc.	8,291,400
26,233	Mesa Laboratories, Inc.	6,542,510
109,271	Tandem Diabetes Care, Inc.*	6,513,644

		35,373,276

	Health Care Services 3.0%
110,180	Addus HomeCare Corp.*	10,711,700
177,663	Exagen, Inc.	4,512,640
6,573,643	IM Cannabis Corp.* §§ (Canada)	1,721,180

		16,945,520

	Health Care Supplies 3.0%
242,147	OrthoPediatrics Corp.*	11,378,487
140,131	Silk Road Medical, Inc.*	5,658,490

		17,036,977

	Health Care Technology 4.7%
84,059	Inspire Medical Systems, Inc.*	6,238,019
255,154	Simulations Plus, Inc.	7,417,327
261,868	Tabula Rasa HealthCare, Inc.*	12,747,734

		26,403,080

	Homebuilding 2.0%
69,203	LGI Homes, Inc.*	4,889,192
191,188	Skyline Champion Corp.*	6,060,660

		10,949,852

	Industrial Machinery 6.5%
152,112	Kadant, Inc.	16,023,478
588,450	Kornit Digital Ltd.* (Israel)	20,142,644

		36,166,122

	Insurance Brokers 0.9%
115,587	Goosehead Insurance, Inc., Class A	4,900,889

	Internet Services & Infrastructure 1.7%
2,333,601	Limelight Networks, Inc.*	9,521,092

	IT Consulting & Other Services 1.9%
228,789	Endava plc, ADR* (United Kingdom)	10,661,567

	Leisure Products 1.2%
409,586	MasterCraft Boat Holdings, Inc.*	6,450,980

	Oil & Gas Equipment & Services 0.8%
101,665	DMC Global, Inc.	4,568,825

	Oil & Gas Exploration & Production 1.1%
2,524,023	Abraxas Petroleum Corp.*	886,184
2,096,029	Lonestar Resources US, Inc., Class A* ‡‡	5,470,636

		6,356,820

	Packaged Foods & Meats 2.1%
198,658	Freshpet, Inc.*	11,738,701

	Paper Packaging 2.1%
239,743	UFP Technologies, Inc.*	11,893,650

WASATCH MICRO CAP FUND (WMICX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Personal Products 1.3%
89,673	USANA Health Sciences, Inc.*	$7,043,814

	Pharmaceuticals 2.7%
671,797	BioDelivery Sciences International, Inc.*	4,245,757
147,271	Intra-Cellular Therapies, Inc.*	5,052,868
617,316	Optinose, Inc.*	5,691,654

		14,990,279

	Regional Banks 3.7%
334,212	CBTX, Inc.	10,400,677
809,075	Metro Bank plc* (United Kingdom)	2,209,847
265,676	People’s Utah Bancorp	8,002,161

		20,612,685

	Research & Consulting Services 3.5%
155,004	ICF International, Inc.	14,201,467
115,500	IR Japan Holdings Ltd. (Japan)	5,136,437

		19,337,904

	Restaurants 1.6%
350,463	Chuy’s Holdings, Inc.*	9,084,001

	Semiconductors 1.7%
51,151	Inphi Corp.*	3,786,197
257,654	MaxLinear, Inc.*	5,467,418

		9,253,615

	Systems Software 3.9%
54,941	CyberArk Software Ltd.* (Israel)	6,405,022
157,784	Rapid7, Inc.*	8,839,060
81,764	Varonis Systems, Inc.*	6,353,880

		21,597,962

	Trading Companies & Distributors 2.1%
375,895	Transcat, Inc.* ‡‡	11,976,015

	Total Common Stocks (cost $394,538,400)	548,347,054

	WARRANTS 0.1%

	Biotechnology 0.1%
512,465	Selecta Biosciences, Inc.,12/23/2024* *** †	655,955

	Health Care Services 0.0%
1,897,571	IM Cannabis Corp.,10/10/2021* *** §§ (Canada)	—

	Total Warrants (cost $64,058)	655,955

WASATCH MICRO CAP FUND (WMICX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.8%

	Repurchase Agreement 1.8%
$10,186,870	Repurchase Agreement dated 12/31/19, 0.12% due 1/2/20 with State Street Bank and Trust Co. collateralized by $10,105,000 of United States Treasury Notes 2.875% due 10/15/21; value: $10,391,416; repurchase proceeds: $10,186,938 (cost $10,186,870)	$10,186,870

	Total Short-Term Investments (cost $10,186,870)	10,186,870

	Total Investments (cost $404,789,328) 99.9%§	559,189,879
	Other Assets less Liabilities 0.1%	474,867

	NET ASSETS 100.0%	$559,664,746

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

‡‡Affiliated company (see Note 6).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 1.74%.

§§The aggregate value of illiquid holdings at December 31, 2019, amounts to approximately $1,721,180, and represents 0.31% of net assets.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At December 31, 2019, Wasatch Micro Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	0.3
France	0.9
India	0.8
Israel	4.8
Japan	1.8
Sweden	0.8
United Kingdom	2.4
United States	88.2

Total	100.0%

WASATCH MICRO CAP VALUE FUND (WAMVX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 95.6%

	Advertising 0.8%
291,033	National CineMedia, Inc.	$2,121,631

	Air Freight & Logistics 1.1%
508,000	Radiant Logistics, Inc.*	2,829,560

	Airlines 1.2%
18,000	Allegiant Travel Co.	3,132,720

	Alternative Carriers 2.5%
55,693	Bandwidth, Inc., Class A*	3,567,137
180,205	Gamma Communications plc (United Kingdom)	3,174,703

		6,741,840

	Application Software 10.1%
55,000	Ebix, Inc.	1,837,550
284,000	eGain Corp.*	2,249,280
37,000	Esker S.A. (France)	3,834,868
18,000	Globant S.A.* (Argentina)	1,908,900
112,800	Miroku Jyoho Service Co. Ltd. (Japan)	3,391,306
84,000	Model N, Inc.*	2,945,880
64,000	QAD, Inc., Class A	3,259,520
278,000	SharpSpring, Inc.*	3,188,660
202,000	Systena Corp. (Japan)	3,280,569
198,000	Telenav, Inc.*	962,280

		26,858,813

	Asset Management & Custody Banks 2.1%
750,000	Fiducian Group Ltd. (Australia)	2,899,982
44,000	Hamilton Lane, Inc., Class A	2,622,400

		5,522,382

	Biotechnology 1.5%
94,000	Cytokinetics, Inc.*	997,340
195,000	Inovio Pharmaceuticals, Inc.*	643,500
460,977	MEI Pharma, Inc.*	1,143,223
160,000	Sangamo Therapeutics, Inc.*	1,339,200

		4,123,263

	Building Products 1.1%
55,400	Patrick Industries, Inc.	2,904,622

	Communications Equipment 1.1%
162,000	Digi International, Inc.*	2,870,640

	Construction & Engineering 1.8%
180,000	Construction Partners, Inc., Class A*	3,036,600
37,000	NV5 Global, Inc.*	1,866,650

		4,903,250

	Consumer Finance 1.5%
170,000	Spandana Sphoorty Financial Ltd.* (India)	2,855,636
787,341	Unifin Financiera S.A.B. de C.V. (Mexico)	1,290,893

		4,146,529

	Data Processing & Outsourced Services 2.4%
137,000	I3 Verticals, Inc., Class A*	3,870,250
338,000	USA Technologies, Inc.*	2,501,200

		6,371,450

WASATCH MICRO CAP VALUE FUND (WAMVX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Diversified Banks 1.1%
900,000	City Union Bank Ltd. (India)	$2,959,939

	Diversified Support Services 1.5%
1,500,590	Johnson Service Group plc (United Kingdom)	3,895,855

	Education Services 0.9%
297,000	Dadi Early-Childhood Education Group Ltd. (Taiwan)	2,382,777

	Electronic Equipment & Instruments 1.3%
115,000	Napco Security Technologies, Inc.*	3,379,850

	Electronic Manufacturing Services 2.3%
74,000	Fabrinet*	4,798,160
181,150	RF Industries Ltd.	1,224,574

		6,022,734

	Health Care Distributors 2.0%
4,161,922	Ibnsina Pharma S.A.E. (Egypt)	2,463,443
119,000	PetIQ, Inc.*	2,980,950

		5,444,393

	Health Care Equipment 3.4%
77,000	AtriCure, Inc.*	2,503,270
64,826	Inmode Ltd.* (Israel)	2,541,179
351,000	IRIDEX Corp.*	786,240
49,000	Tactile Systems Technology, Inc.*	3,307,990

		9,138,679

	Health Care Facilities 0.9%
53,000	Ensign Group, Inc. (The)	2,404,610

	Health Care Services 0.9%
386,000	Viemed Healthcare, Inc.* (Canada)	2,416,680

	Health Care Supplies 1.1%
62,000	OrthoPediatrics Corp.*	2,913,380

	Health Care Technology 3.4%
85,000	Nexus AG (Germany)	3,293,786
31,000	Omnicell, Inc.*	2,533,320
325,000	OptimizeRx Corp.*	3,337,750

		9,164,856

	Heavy Electrical Equipment 1.1%
156,000	TPI Composites, Inc.*	2,887,560

	Home Furnishings 1.0%
160,000	Lovesac Co. (The)*	2,568,000

	Homebuilding 3.3%
40,000	LGI Homes, Inc.*	2,826,000
188,000	Skyline Champion Corp.*	5,959,600

		8,785,600

	Human Resource & Employment Services 1.1%
134,000	BG Staffing, Inc.	2,933,260

	Industrial Machinery 5.1%
20,000	John Bean Technologies Corp.	2,253,200
41,000	Kadant, Inc.	4,318,940
107,000	Kornit Digital Ltd.* (Israel)	3,662,610
217,336	va-Q-tec AG* (Germany)	3,285,286

		13,520,036

WASATCH MICRO CAP VALUE FUND (WAMVX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Industrial REITs 0.8%
146,000	Monmouth Real Estate Investment Corp.	$2,114,080

	Insurance Brokers 0.8%
48,000	Goosehead Insurance, Inc., Class A	2,035,200

	Integrated Telecommunication Services 1.0%
200,000	Ooma, Inc.*	2,646,000

	Internet Services & Infrastructure 1.2%
50,000	Tucows, Inc., Class A*	3,089,000

	Investment Banking & Brokerage 1.1%
393,000	JDC Group AG* (Germany)	3,024,081

	IT Consulting & Other Services 4.8%
288,000	Avant Corp. (Japan)	2,749,112
80,000	Endava plc, ADR* (United Kingdom)	3,728,000
150,000	Hackett Group, Inc. (The)	2,421,000
84,000	Virtusa Corp.*	3,807,720

		12,705,832

	Mortgage REITs 1.2%
219,000	Arbor Realty Trust, Inc.	3,142,650

	Oil & Gas Equipment & Services 1.7%
40,000	DMC Global, Inc.	1,797,600
546,000	Mitcham Industries, Inc.*	1,567,020
75,935	Solaris Oilfield Infrastructure, Inc., Class A	1,063,090

		4,427,710

	Packaged Foods & Meats 1.5%
70,000	Freshpet, Inc.*	4,136,300

	Personal Products 2.2%
26,000	Medifast, Inc.	2,849,080
306,000	Sarantis S.A. (Greece)	2,924,406

		5,773,486

	Pharmaceuticals 0.6%
45,600	Intra-Cellular Therapies, Inc.*	1,564,536

	Regional Banks 6.6%
187,000	Capital Bancorp, Inc.*	2,784,430
190,000	CrossFirst Bankshares, Inc.*	2,739,800
192,000	Esquire Financial Holdings, Inc.*	5,005,440
112,000	Investar Holding Corp.	2,688,000
800,000	Metro Bank plc* (United Kingdom)	2,185,060
61,000	Sound Financial Bancorp, Inc.	2,196,000

		17,598,730

	Research & Consulting Services 1.5%
19,373	Forrester Research, Inc.*	807,854
70,000	IR Japan Holdings Ltd. (Japan)	3,112,992

		3,920,846

	Restaurants 1.0%
104,000	Kura Sushi USA, Inc., Class A*	2,646,800

	Semiconductors 3.5%
36,181	Ambarella, Inc.*	2,191,121
39,000	Inphi Corp.*	2,886,780
92,000	MaxLinear, Inc.*	1,952,240

WASATCH MICRO CAP VALUE FUND (WAMVX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
95,903	SiTime Corp.* (Japan)	$2,445,527

		9,475,668

	Systems Software 1.0%
62,000	Cyan AG* (Germany)	1,431,118
104,510	Minwise Co. Ltd.* (South Korea)	1,346,024

		2,777,142

	Technology Hardware, Storage & Peripherals 1.7%
48,656	MGI Digital Graphic Technology* (France)	2,979,928
725,000	One Stop Systems, Inc.*	1,464,500

		4,444,428

	Thrifts & Mortgage Finance 2.5%
90,000	Axos Financial, Inc.*	2,725,200
386,000	Mortgage Advice Bureau Holdings Ltd. (United Kingdom)	3,957,427

		6,682,627

	Trading Companies & Distributors 2.3%
242,000	Hardwoods Distribution, Inc. (Canada)	3,037,696
127,000	Systemax, Inc.	3,195,320

		6,233,016

	Water Utilities 1.0%
198,233	Global Water Resources, Inc.	2,606,764

	Total Common Stocks (cost $184,107,833)	254,389,805

	CONVERTIBLE PREFERRED STOCKS 0.7%

	Oil & Gas Refining & Marketing 0.7%
644,656	Vertex Energy, Inc., Pfd., 6.00% PIK, Series B*** †	1,991,987

	Total Convertible Preferred Stocks (cost $1,903,433)	1,991,987

	RIGHTS 0.0%

	Pharmaceuticals 0.0%
1	Acetylon Pharmaceuticals, Inc.* *** †	—
1	Acetylon Pharmaceuticals, Inc.* *** †	—

		0

	Total Rights (cost $0)	0

	LIMITED LIABILITY COMPANY MEMBERSHIP INTEREST 0.0%

	Pharmaceuticals 0.0%
50,528	Regenacy Pharmaceuticals, LLC* *** †	20,211

	Total Limited Liability Company Membership Interest (cost $30,001)	20,211

	WARRANTS 0.0%

	Oil & Gas Refining & Marketing 0.0%
250,000	Vertex Energy, Inc., expiring 12/24/2020* *** †	5,000

	Total Warrants (cost $95,000)	5,000

WASATCH MICRO CAP VALUE FUND (WAMVX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.2%

	Repurchase Agreement 3.2%
$8,417,676	Repurchase Agreement dated 12/31/19, 0.12% due 1/2/20 with Fixed Income Clearing Corp. collateralized by $8,350,000 of United States Treasury Notes 2.875% due 10/15/21; value: $8,586,672; repurchase proceeds: $8,417,732 (cost $8,417,676)	$8,417,676

	Total Short-Term Investments (cost $8,417,676)	8,417,676

	Total Investments (cost $194,553,943) 99.5%§	264,824,679
	Other Assets less Liabilities 0.5%	1,357,439

	NET ASSETS 100.0%	$266,182,118

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 8.22%.

ADR American Depositary Receipt.

PIK Payment In Kind.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2019, Wasatch Micro Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	0.8
Australia	1.1
Canada	2.1
Egypt	1.0
France	2.7
Germany	4.3
Greece	1.2
India	2.3
Israel	2.4
Japan	5.8
Mexico	0.5
South Korea	0.5
Taiwan	0.9
United Kingdom	6.6
United States	67.8

Total	100.0%

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.6%

	Aerospace & Defense 1.7%
379,488	HEICO Corp., Class A	$33,975,561

	Air Freight & Logistics 0.3%
6,791,900	Aramex PJSC (United Arab Emirates)	6,601,169

	Airlines 1.8%
212,072	Allegiant Travel Co.	36,909,011

	Application Software 14.1%
2,645	Bill.Com Holdings, Inc.*	100,642
478,225	DocuSign, Inc.*	35,441,255
745,476	Five9, Inc.*	48,888,316
485,745	Globant S.A.* (Argentina)	51,513,257
180,338	HubSpot, Inc.*	28,583,573
363,140	Medallia, Inc.*	11,297,285
666,667	Medallia, Inc.* *** †	20,533,344
553,986	Paylocity Holding Corp.*	66,932,588
330,363	Zendesk, Inc.*	25,315,717

		288,605,977

	Automotive Retail 2.9%
768,447	Monro, Inc.	60,092,555

	Biotechnology 8.7%
2,091,711	Abcam plc (United Kingdom)	37,459,593
468,724	Atara Biotherapeutics, Inc.*	7,719,884
493,194	ChemoCentryx, Inc.*	19,505,823
959,648	Cytokinetics, Inc.*	10,181,865
570,609	Denali Therapeutics, Inc.*	9,940,009
247,950	Esperion Therapeutics, Inc.*	14,785,259
216,336	Exact Sciences Corp.*	20,006,753
902,627	Flexion Therapeutics, Inc.*	18,684,379
506,667	Frequency Therapeutics, Inc.*	8,881,873
2,509,566	Inovio Pharmaceuticals, Inc.*	8,281,568
811,622	MacroGenics, Inc.*	8,830,447
1,501,530	Sangamo Therapeutics, Inc.*	12,567,806

		176,845,259

	Building Products 2.0%
829,369	AAON, Inc.	40,979,122

	Data Processing & Outsourced Services 2.3%
291,432	Euronet Worldwide, Inc.*	45,918,026

	Diversified Support Services 1.2%
1,023,611	Healthcare Services Group, Inc.	24,894,219

	Food Retail 1.1%
699,112	Grocery Outlet Holding Corp.*	22,686,184

	General Merchandise Stores 2.3%
729,428	Ollie’s Bargain Outlet Holdings, Inc.*	47,638,943

	Health Care Distributors 0.9%
749,595	PetIQ, Inc.*	18,777,355

	Health Care Equipment 3.5%
589,988	Cantel Medical Corp.	41,830,149
169,047	Insulet Corp.*	28,940,847

		70,770,996

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Facilities 2.6%
879,207	Ensign Group, Inc. (The)	$39,889,621
394,212	Pennant Group, Inc. (The)*	13,036,591

		52,926,212

	Health Care Supplies 2.7%
827,833	Neogen Corp.*	54,024,382

	Health Care Technology 0.9%
250,784	Inspire Medical Systems, Inc.*	18,610,681

	Home Improvement Retail 2.5%
997,613	Floor & Decor Holdings, Inc., Class A*	50,688,716

	Homebuilding 1.7%
484,023	LGI Homes, Inc.*	34,196,225

	Industrial Machinery 9.7%
929,643	Barnes Group, Inc.	57,600,680
753,960	Helios Technologies, Inc.	34,855,571
1,044,868	Kornit Digital Ltd.* (Israel)	35,765,832
444,165	RBC Bearings, Inc.*	70,329,086

		198,551,169

	Insurance Brokers 0.9%
440,004	Goosehead Insurance, Inc., Class A	18,656,170

	Life Sciences Tools & Services 5.5%
345,388	ICON plc* (Ireland)	59,486,175
624,668	Medpace Holdings, Inc.*	52,509,592

		111,995,767

	Managed Health Care 2.2%
611,769	HealthEquity, Inc.*	45,313,730

	Packaged Foods & Meats 1.2%
424,293	Freshpet, Inc.*	25,071,473

	Pharmaceuticals 0.9%
523,242	Intra-Cellular Therapies, Inc.*	17,952,433

	Regional Banks 4.8%
557,075	Eagle Bancorp, Inc.	27,090,557
779,964	Pinnacle Financial Partners, Inc.	49,917,696
374,304	Texas Capital Bancshares, Inc.*	21,249,238

		98,257,491

	Restaurants 1.8%
745,159	Chuy’s Holdings, Inc.*	19,314,521
275,526	Shake Shack, Inc., Class A*	16,413,084

		35,727,605

	Semiconductors 2.4%
276,984	Monolithic Power Systems, Inc.	49,308,692

	Specialty Stores 4.9%
372,858	Five Below, Inc.*	47,673,624
1,608,781	National Vision Holdings, Inc.*	52,172,768

		99,846,392

	Systems Software 5.9%
327,515	CyberArk Software Ltd.* (Israel)	38,181,699
234,036	Proofpoint, Inc.*	26,862,652
586,405	Rapid7, Inc.*	32,850,408

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
279,948	Varonis Systems, Inc.*	$21,754,759

		119,649,518

	Trading Companies & Distributors 2.1%
475,189	SiteOne Landscape Supply, Inc.*	43,075,883

	Trucking 2.1%
1,183,025	Knight-Swift Transportation Holdings, Inc.	42,399,616

	Total Common Stocks (cost $1,371,702,171)	1,990,946,532

	PREFERRED STOCKS 0.5%

	Biotechnology 0.1%
677,966	Nanosys, Inc., Series D Pfd.* *** †	1,267,796
161,519	Nanosys, Inc., Series E Pfd.* *** †	208,360

		1,476,156

	Systems Software 0.4%
1,114,610	DataStax, Inc., Series E Pfd.* *** †	9,306,993

	Total Preferred Stocks (cost $10,184,941)	10,783,149

	LIMITED PARTNERSHIP INTEREST 0.1%

	Asset Management & Custody Banks 0.1%
1	Greenspring Global Partners II-B, L.P.* *** †	1,644,861
1	Greenspring Global Partners III-B, L.P.* *** †	1,009,439

		2,654,300

	Total Limited Partnership Interest (cost $2,293,091)	2,654,300

	SELLER’S NOTE 0.1%

	Oil & Gas Equipment & Services 0.1%
1,728,000	Drilling Info Holdings, Inc., Series B, 7.25%*** †	1,728,000

	Total Seller’s Note (cost $1,638,526)	1,728,000

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.8%

	Repurchase Agreement 1.8%
$37,251,293	Repurchase Agreement dated 12/31/19, 0.12% due 1/2/20 with Fixed Income Clearing Corp. collateralized by $33,015,000 of United States Treasury Notes 2.875% due 10/15/21; value: $33,950,777; repurchase proceeds: $37,251,541 (cost $37,251,293)	$37,251,293

	Total Short-Term Investments (cost $37,251,293)	37,251,293

	Total Investments (cost $1,423, 070,022) 100.1%	2,043,363,274

	Liabilities less Other Assets (0.1%)	(2,073,179)

	NET ASSETS 100.0%	$2,041,290,095

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

See Notes to Schedules of Investments.

At December 31, 2019, Wasatch Small Cap Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	2.6
Ireland	2.9
Israel	3.7
United Arab Emirates	0.3
United Kingdom	1.9
United States	88.6

Total	100.0%

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.1%

	Advertising 1.2%
1,495,894	National CineMedia, Inc.	$10,905,067

	Aerospace & Defense 1.3%
138,490	HEICO Corp., Class A	12,399,010

	Airlines 4.0%
98,604	Allegiant Travel Co.	17,161,040
182,005	Copa Holdings S.A., Class A (Panama)	19,671,101

		36,832,141

	Apparel Retail 0.8%
472,674	American Eagle Outfitters, Inc.	6,948,308

	Application Software 1.8%
210,750	Ebix, Inc.	7,041,158
261,702	Upland Software, Inc.*	9,345,378

		16,386,536

	Asset Management & Custody Banks 4.3%
622,616	Artisan Partners Asset Management, Inc., Class A	20,122,949
336,282	Hamilton Lane, Inc., Class A	20,042,407

		40,165,356

	Auto Parts & Equipment 2.4%
486,456	Dana, Inc.	8,853,499
181,468	Dorman Products, Inc.*	13,740,757

		22,594,256

	Automotive Retail 6.4%
728,861	Camping World Holdings, Inc., Class A	10,743,411
130,202	Lithia Motors, Inc., Class A	19,139,694
384,157	Monro, Inc.	30,041,077

		59,924,182

	Commercial Printing 2.0%
149,734	Cimpress plc*	18,832,045

	Commodity Chemicals 2.5%
1,085,799	Valvoline, Inc.	23,246,957

	Consumer Finance 1.4%
29,531	Credit Acceptance Corp.*	13,062,447

	Data Processing & Outsourced Services 2.7%
160,648	Euronet Worldwide, Inc.*	25,311,699

	Diversified Banks 0.9%
2,575,163	City Union Bank Ltd. (India)	8,469,252

	Diversified Support Services 1.4%
260,681	Healthcare Services Group, Inc.	6,339,762
181,175	Matthews International Corp., Class A	6,915,450

		13,255,212

	Electronic Components 0.7%
124,547	Belden, Inc.	6,850,085

	Electronic Manufacturing Services 3.2%
457,536	Fabrinet*	29,666,634

	Health Care Equipment 1.9%
247,878	Cantel Medical Corp.	17,574,550

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Facilities 2.3%
479,475	Ensign Group, Inc. (The)	$21,753,781

	Health Care Services 1.4%
97,407	LHC Group, Inc.*	13,418,788

	Home Furnishing Retail 1.0%
182,900	Sleep Number Corp.*	9,005,996

	Home Furnishings 0.8%
485,614	Lovesac Co. (The)*	7,794,105

	Homebuilding 3.6%
242,624	LGI Homes, Inc.*	17,141,386
513,629	Skyline Champion Corp.*	16,282,039

		33,423,425

	Hotel & Resort REITs 0.8%
342,326	Xenia Hotels & Resorts, Inc.	7,397,665

	Industrial Machinery 9.1%
622,395	Altra Industrial Motion Corp.	22,536,923
188,476	Barnes Group, Inc.	11,677,973
319,927	Helios Technologies, Inc.	14,790,225
340,150	Kadant, Inc.	35,831,401

		84,836,522

	Industrial REITs 1.3%
850,950	Monmouth Real Estate Investment Corp.	12,321,756

	Investment Banking & Brokerage 1.7%
487,474	Moelis & Co., Class A	15,560,170

	IT Consulting & Other Services 1.2%
704,696	Hackett Group, Inc. (The)	11,373,793

	Life Sciences Tools & Services 2.1%
110,471	ICON plc* (Ireland)	19,026,420

	Mortgage REITs 6.4%
1,544,422	Arbor Realty Trust, Inc.	22,162,456
1,191,211	Ladder Capital Corp.	21,489,446
2,059,066	MFA Financial, Inc.	15,751,855

		59,403,757

	Oil & Gas Equipment & Services 0.9%
525,725	Oil States International, Inc.*	8,574,575

	Oil & Gas Exploration & Production 0.5%
3,638,115	Gran Tierra Energy, Inc.* (Colombia)	4,693,168

	Personal Products 1.3%
294,557	Nu Skin Enterprises, Inc., Class A	12,070,946

	Publishing 0.6%
164,126	Meredith Corp.	5,329,171

	Regional Banks 12.1%
614,951	Boston Private Financial Holdings, Inc.	7,397,861
454,165	FB Financial Corp.	17,980,392
437,251	Pinnacle Financial Partners, Inc.	27,984,064
272,314	South State Corp.	23,623,240
303,953	Texas Capital Bancshares, Inc.*	17,255,412
342,129	Webster Financial Corp.	18,256,003

		112,496,972

	Semiconductors 2.4%
917,790	Tower Semiconductor Ltd.* (Israel)	22,082,027

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Specialized REITs 1.4%
397,843	National Storage Affiliates Trust	$13,375,482

	Specialty Chemicals 3.8%
267,758	Innospec, Inc.	27,696,888
127,429	Minerals Technologies, Inc.	7,343,733

		35,040,621

	Thrifts & Mortgage Finance 2.0%
605,403	Axos Financial, Inc.*	18,331,603

	Trading Companies & Distributors 0.9%
141,836	WESCO International, Inc.*	8,423,640

	Trucking 1.6%
418,224	Knight-Swift Transportation Holdings, Inc.	14,989,148

	Total Common Stocks (cost $762,844,299)	913,147,268

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.9%
	Repurchase Agreement 1.9%
$17,976,953	Repurchase Agreement dated 12/31/19,0.12% due 1/2/20 with Fixed Income Clearing Corp. collateralized by $17,835,000 of United States Treasury Notes 2.875% due 10/15/21; value: $18,340,515; repurchase proceeds: $17,977,073 (cost $17,976,953)	$17,976,953

	Total Short-Term Investments (cost $17,976,953)	17,976,953

	Total Investments (cost $780,821,252) 100.0%	931,124,221
	Other Assets less Liabilities <0.1%	133,956

	NET ASSETS 100.0%	$931,258,177

	*Non-income producing. REIT Real Estate Investment Trust. See Notes to Schedules of Investments.

At December 31, 2019, Wasatch Small Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Colombia	0.5
India	0.9
Ireland	2.1
Israel	2.4
Panama	2.2
United States	91.9

Total	100.0%

WASATCH ULTRA GROWTH FUND (WAMCX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments

Shares		Value

	COMMON STOCKS 95.9%

	Alternative Carriers 1.5%
186,538	Bandwidth, Inc., Class A*	$11,947,759

	Application Software 12.8%
935	Bill.Com Holdings, Inc.*	35,577
164,485	DocuSign, Inc.*	12,189,983
190,718	Five9, Inc.*	12,507,286
107,081	Globant S.A.* (Argentina)	11,355,940
96,078	HubSpot, Inc.*	15,228,363
72,185	Instructure, Inc.*	3,480,039
244,632	Medallia, Inc.*	7,610,502
150,000	Medallia, Inc.* *** †	4,620,000
154,807	Paylocity Holding Corp.*	18,703,782
169,789	Zendesk, Inc.*	13,010,931

		98,742,403

	Automotive Retail 0.9%
92,862	Monro, Inc.	7,261,808

	Biotechnology 15.0%
176,151	Atara Biotherapeutics, Inc.*	2,901,207
214,966	Castle Biosciences, Inc.*	7,388,381
326,773	ChemoCentryx, Inc.*	12,923,872
583,952	Cytokinetics, Inc.*	6,195,731
140,361	Denali Therapeutics, Inc.*	2,445,089
171,002	Esperion Therapeutics, Inc.*	10,196,849
165,233	Exact Sciences Corp.*	15,280,748
479,886	Flexion Therapeutics, Inc.*	9,933,640
209,503	Frequency Therapeutics, Inc.*	3,672,588
2,324,192	Inovio Pharmaceuticals, Inc.*	7,669,834
568,427	MacroGenics, Inc.*	6,184,486
2,609,198	MEI Pharma, Inc.*	6,470,811
1,065,390	Sangamo Therapeutics, Inc.*	8,917,314
91,980	Seattle Genetics, Inc.*	10,509,635
1,275,354	Selecta Biosciences, Inc.*	3,035,342
1,273,921	Selecta Biosciences, Inc. PIPE* *** †	2,789,887

		116,515,414

	Building Products 3.1%
132,459	AAON, Inc.	6,544,799
197,751	Trex Co., Inc.*	17,773,860

		24,318,659

	Construction & Engineering 0.8%
130,491	NV5 Global, Inc.*	6,583,271

	Department Stores 0.3%
87,828	V-Mart Retail Ltd. (India)	2,032,721

	Diversified Banks 1.1%
2,489,169	City Union Bank Ltd. (India)	8,186,433

	Diversified Support Services 0.9%
272,757	Healthcare Services Group, Inc.	6,633,450

	Electronic Equipment & Instruments 1.2%
453,321	nLight, Inc.*	9,193,350

	Electronic Manufacturing Services 0.8%
40,175	IPG Photonics Corp.*	5,822,161

WASATCH ULTRA GROWTH FUND (WAMCX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Financial Exchanges & Data 0.9%
146,000	Tradeweb Markets, Inc., Class A	$6,767,100

	Food Retail 1.1%
252,155	Grocery Outlet Holding Corp.*	8,182,430

	General Merchandise Stores 1.7%
207,461	Ollie’s Bargain Outlet Holdings, Inc.*	13,549,278

	Health Care Equipment 7.8%
334,043	AtriCure, Inc.*	10,859,738
515,642	CryoLife, Inc.*	13,968,742
202,902	Glaukos Corp.*	11,052,072
54,536	Insulet Corp.*	9,336,563
249,610	Tandem Diabetes Care, Inc.*	14,879,252

		60,096,367

	Health Care Services 0.6%
172,114	Exagen, Inc.*	4,371,696

	Health Care Supplies 1.6%
299,285	Silk Road Medical, Inc.*	12,085,128

	Health Care Technology 4.5%
160,770	Inspire Medical Systems, Inc.*	11,930,742
262,625	Tabula Rasa HealthCare, Inc.*	12,784,585
69,890	Veeva Systems, Inc., Class A*	9,830,727

		34,546,054

	Heavy Electrical Equipment 0.8%
344,737	TPI Composites, Inc.*	6,381,082

	Home Improvement Retail 1.7%
254,358	Floor & Decor Holdings, Inc., Class A*	12,923,930

	Homebuilding 1.2%
134,675	LGI Homes, Inc.*	9,514,789

	Industrial Machinery 4.8%
160,931	Barnes Group, Inc.	9,971,284
476,634	Kornit Digital Ltd.* (Israel)	16,315,182
110,796	Proto Labs, Inc.*	11,251,334

		37,537,800

	Industrial REITs 1.3%
699,043	Monmouth Real Estate Investment Corp.	10,122,143

	Insurance Brokers 0.9%
172,083	Goosehead Insurance, Inc., Class A	7,296,319

	Internet & Direct Marketing Retail 1.6%
139,886	Wayfair, Inc., Class A*	12,641,498

	IT Consulting & Other Services 3.0%
265,524	Endava plc, ADR* (United Kingdom)	12,373,418
130,115	InterXion Holding N.V.* (Netherlands)	10,904,938

		23,278,356

	Life Sciences Tools & Services 2.4%
108,515	ICON plc* (Ireland)	18,689,538

	Oil & Gas Equipment & Services 0.7%
406,124	Solaris Oilfield Infrastructure, Inc., Class A	5,685,736

	Packaged Foods & Meats 1.9%
249,137	Freshpet, Inc.*	14,721,505

	Pharmaceuticals 2.5%
653,188	BioDelivery Sciences International, Inc.*	4,128,148

WASATCH ULTRA GROWTH FUND (WAMCX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
1,791,443	Cocrystal Pharma, Inc.* ‡‡	$887,660
297,534	Intra-Cellular Therapies, Inc.*	10,208,391
485,662	Optinose, Inc.*	4,477,804

		19,702,003

	Regional Banks 4.1%
221,946	Bank OZK	6,770,463
110,478	Eagle Bancorp, Inc.	5,372,545
253,041	Esquire Financial Holdings, Inc.*	6,596,779
648,719	Metro Bank plc* (United Kingdom)	1,771,862
125,083	Pinnacle Financial Partners, Inc.	8,005,312
764,531	Republic First Bancorp, Inc.*	3,195,740

		31,712,701

	Restaurants 2.0%
353,036	Chuy’s Holdings, Inc.*	9,150,693
634,425	Habit Restaurants, Inc. (The), Class A*	6,617,053

		15,767,746

	Semiconductors 3.6%
168,500	Inphi Corp.*	12,472,370
66,526	Monolithic Power Systems, Inc.	11,842,959
49,733	NVE Corp.	3,550,936

		27,866,265

	Specialty Chemicals 1.7%
127,466	Balchem Corp.	12,954,369

	Specialty Stores 1.8%
108,899	Five Below, Inc.*	13,923,826

	Systems Software 1.7%
114,206	Proofpoint, Inc.*	13,108,565

	Trucking 1.6%
340,768	Knight-Swift Transportation Holdings, Inc.	12,213,125

	Total Common Stocks (cost $614,351,740)	742,876,778

	PREFERRED STOCKS 0.1%

	Biotechnology 0.1%
169,492	Nanosys, Inc., Series D Pfd.* *** †	316,950
40,380	Nanosys, Inc., Series E Pfd.* *** †	52,090

		369,040

	Total Preferred Stocks (cost $546,236)	369,040

	LIMITED PARTNERSHIP INTEREST 0.3%

	Asset Management & Custody Banks 0.3%
1	Greenspring Global Partners II-B, L.P.* *** †	1,480,370
1	Greenspring Global Partners III-B, L.P.* *** †	1,009,439

		2,489,809

	Total Limited Partnership Interest (cost $2,118,351)	2,489,809

WASATCH ULTRA GROWTH FUND (WAMCX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	SELLER’S NOTE 0.0%

	Oil & Gas Equipment & Services 0.0%
$132,000	Drilling Info Holdings, Inc., Series B, 7.25%*** †	$132,000

	Total Seller’s Note (cost $125,064)	132,000

	WARRANTS 0.1%

	Biotechnology 0.1%
636,960	Selecta Biosciences, Inc.,12/23/2024* *** †	815,309

	Total Warrants (cost $79,620)	815,309

Principal Amount		Value
	SHORT-TERM INVESTMENTS 5.1%

	Repurchase Agreement 5.1%
$39,277,124	Repurchase Agreement dated 12/31/19, 0.12% due 1/2/20 with Fixed Income Clearing Corp. collateralized by $38,960,000 of United States Treasury Notes 2.875% due 10/15/21; value: $40,064,282; repurchase proceeds: $39,277,386 (cost $39,277,124)	$39,277,124

	Total Short-Term Investments (cost $39,277,124)	39,277,124

	Total Investments (cost $660,329,251) 101.5%	785,960,060
	Liabilities less Other Assets (1.5%)	(11,604,194)

	NET ASSETS 100.0%	$774,355,866

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

‡‡Affiliated company (see Note 6).

ADR American Depositary Receipt.

PIPE Private Investment in a Public Equity.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At December 31, 2019, Wasatch Ultra Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	1.5
India	1.4
Ireland	2.5
Israel	2.2
Netherlands	1.5
United Kingdom	1.9
United States	89.0

Total	100.0%

WASATCH-HOISINGTON U.S. TREASURY FUND (WHOSX)	DECEMBER 31, 2019 (UNAUDITED)

Schedule of Investments

Principal Amount		Value
	U.S. GOVERNMENT OBLIGATIONS 99.2%
$87,900,000	U.S. Treasury Bond, 2.25%, 8/15/46	$85,640,696
18,950,000	U.S. Treasury Bond, 2.25%, 8/15/49	18,434,797
32,400,000	U.S. Treasury Bond, 2.50%, 2/15/45	33,136,594
3,500,000	U.S. Treasury Bond, 2.875%, 5/15/49	3,868,184
45,530,000	U.S. Treasury Bond, 3.00%, 8/15/48	51,407,994
39,000,000	U.S. Treasury Strip, principal only, 8/15/40	24,224,144
96,000,000	U.S. Treasury Strip, principal only, 5/15/44	53,259,521
159,700,000	U.S. Treasury Strip, principal only, 8/15/45	86,033,686

	Total U.S. Government Obligations (cost $334,250,235)	356,005,616

	SHORT-TERM INVESTMENTS 0.4%

	Repurchase Agreement 0.4%
1,286,985	Repurchase Agreement dated 12/31/19, 0.12% due 1/2/20 with Fixed Income Clearing Corp. collateralized by $1,280,000 of United States Treasury Notes 2.875% due 10/15/21; value $1,316,280; repurchase proceeds: $1,286,994 (cost $1,286,985)	1,286,985

	Total Short-Term Investments (cost $1,286,985)	1,286,985

	Total Investments (cost $335,537,220) 99.6%	357,292,601
	Other Assets less Liabilities 0.4%	1,366,759

	NET ASSETS 100.0%	$358,659,360

	See Notes to Schedules of Investments.

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2019 (UNAUDITED)

1. ORGANIZATION

Wasatch Funds Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of 17 series or funds (each a “Fund” and collectively the “Funds”). The Core Growth Fund, Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, Global Select Fund, Global Value Fund, International Growth Fund, International Opportunities Fund, International Select Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Ultra Growth Fund, and Wasatch-Hoisington U.S. Treasury Fund (“U.S. Treasury Fund”) (sub-advised) are each diversified funds. Each Fund maintains its own investment objective(s). Effective October 1, 2019, the Trust began offering two new series, the Wasatch Global Select Fund and the Wasatch International Select Fund.

On November 9, 2011, the Trust re-designated the shares of the Funds into Investor Class shares effective January 31, 2012, and authorized and designated a new Institutional Class of shares in the Funds. Currently 16 funds offer Institutional Class shares: Core Growth Fund, Global Value Fund and Small Cap Value Fund, which commenced operations on January 31, 2012, Emerging Markets Select Fund, which commenced operations on December 13, 2012 and Emerging India Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, International Growth Fund, International Opportunities Fund and Small Cap Growth Fund, which commenced operations on February 1, 2016, International Select Fund and Global Select Fund, which commenced operations on October 1, 2019, and Wasatch Ultra Growth Fund, Wasatch Micro Cap Fund, and Wasatch Micro Cap Value Fund, which commenced operations on January 31, 2020. Each class of shares for each Fund has identical rights and privileges except with respect to purchase minimums, distribution and service charges, shareholder services, voting rights on matters affecting a single class of shares, and the exchange and conversion features. The Funds have entered into an investment advisory agreement with Wasatch Global Investors, Inc. (the “Advisor” or “Wasatch”) as investment advisor.

The Core Growth, Emerging India, Emerging Markets Select, Emerging Markets Small Cap, Frontier Emerging Small Countries, Global Opportunities, Global Select, Global Value, International Growth, International Opportunities, International Select, Micro Cap, Micro Cap Value, Small Cap Growth, Small Cap Value and Ultra Growth Funds are referred to herein as the “Equity Funds.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at December 31, 2019. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation of Securities – All investments in securities are recorded at their estimated fair value as described in Note 8.

Foreign Currency Translations – Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Investment in Securities and Related Investment Income – Security transactions are accounted for on the trade date. Gains or losses on securities sold are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Interest income and estimated expenses are accrued daily. Bond discount and premiums are amortized using the interest method. To the extent dividends received include return of capital or capital gain distributions, such distributions are recorded as a reduction to cost of the related security or as realized gain or loss.

WASATCH FUNDS – Notes to Schedules of Investments	DECEMBER 31, 2019 (UNAUDITED)

3. SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements – The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

Participation Notes – Certain Funds may invest in Participation Notes (P-Notes). P-Notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow a fund to gain exposure to common stocks in markets in which the fund is currently not approved to directly invest, or in markets that prohibit direct investment by foreign purchasers. While the holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Income received from P-Notes is recorded as dividend income in the Statement of Operations. P-Notes are considered general unsecured contractual obligations of the bank or broker-dealer. Risks associated with P-Notes include the possible failure of a counterparty (i.e., the issuing bank or broker-dealer) to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem the notes before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock.

4. FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts – The Funds may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Schedule of Investments. In addition, a fund could be exposed to credit risk if a counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount as collateral in accordance with the terms of the respective contracts.

5. FEDERAL INCOME TAX INFORMATION

As of December 31, 2019, the cost and unrealized appreciation (depreciation) of securities on a tax basis were as follows:

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund	Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund
Cost	$1,713,191,209	$237,990,045	$32,390,172	$248,896,358	$52,327,286

Gross appreciation	$861,169,428	$91,819,212	$15,016,099	$168,365,601	$14,837,629
Gross (depreciation)	(77,962,253)	(5,627,355)	(1,266,191)	(18,024,356)	(3,043,238)

Net appreciation	$783,207,175	$86,191,857	$13,749,908	$150,341,245	$11,794,391

	Global Opportunities Fund	Global Select Fund	Global Value Fund	International Growth Fund	International Opportunities Fund
Cost	$85,640,680	$4,953,794	$135,278,686	$828,428,155	$363,679,001

Gross appreciation	$51,800,604	$407,744	$21,302,822	$428,071,427	$194,465,174
Gross (depreciation)	(3,701,655)	(26,299)	(6,734,691)	(8,764,138)	(17,219,221)

Net appreciation	$48,098,949	$381,445	$14,568,131	$419,307,289	$177,245,953

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2019 (UNAUDITED)

FEDERAL INCOME TAX INFORMATION (continued)

	International Select Fund	Micro Cap Fund	Micro Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund
Cost	$2,497,794	$408,963,312	$195,827,099	$1,428,451,173	$783,218,574

Gross appreciation	$233,601	$170,446,422	$77,531,037	$682,385,686	$169,154,392
Gross (depreciation)	(19,445)	(20,219,855)	(8,533,457)	(67,473,585)	(21,248,745)

Net appreciation	$214,156	$150,226,567	$68,997,580	$614,912,101	$147,905,647

	Ultra Growth Fund	U.S. Treasury Fund
Cost	$661,674,198	$335,828,799

Gross appreciation	$164,328,451	$24,104,617
Gross (depreciation)	(40,042,589)	(2,640,815)

Net appreciation	$124,285,862	$21,463,802

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to the tax deferral of losses on wash sales.

6. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Funds conducted transactions during the period ended December 31, 2019 with an “affiliated company” as so defined:

	Share Activity				Dividends Credited to Income for the period ended 12/31/2019	Gain (Loss) Realized on Sale of Shares for the period ended 12/31/2019	Change in Unrealized Appreciation for the period ended 12/31/2019
	Balance 9/30/2019	Purchases/ Additions	Sales/ Reductions	Balance 12/31/2019
Micro Cap Fund
Lonestar Resources US, Inc., Class A	1,904,429	191,600	—	2,096,029	$—	$—	$(172,096)
Transcat, Inc.	391,701	—	15,806	375,895	—	130,859	2,333,259

	2,296,130	191,600	15,806	2,471,924	$—	$130,859	$(2,161,163)

Ultra Growth Fund
Cocrystal Pharma, Inc.	846,443	945,000	—	1,791,443	$—	$—	$(1,642,334)

7. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee of the Advisor (“Pricing Committee”), comprised of personnel of the Advisor, with oversight by the Board of Trustees and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At December 31, 2019, the Funds held the following restricted securities:

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2019 (UNAUDITED)

RESTRICTED SECURITIES (continued)

	Security Type	Acquisition Date	Cost	Fair Value	Value as % of Net Assets
Micro Cap Fund
Medallia, Inc.	Common Stock	10/19/18 - 2/25/19	$5,249,995	$17,946,975	3.21%
Selecta Biosciences, Inc., PIPE	Common Stock	12/19/19	1,496,398	2,244,597	0.40%
Selecta Biosciences, Inc., 12/23/2024	Warrants	12/19/19	64,058	655,955	0.12%
			$6,810,451	$20,847,527	3.73%

Micro Cap Value Fund
Acetylon Pharmaceuticals, Inc.	Rights	12/21/16	$—	$—	—%
Acetylon Pharmaceuticals, Inc.	Rights	12/21/16	—	—	—%
Regenacy Pharmaceuticals, LLC	LLC Membership Interest	12/21/16	30,001	20,211	0.01%
Vertex Energy, Inc., Pfd., 6.00% PIK Series B	Convertible Preferred Stock	6/22/15 - 10/07/19	1,903,433	1,991,987	0.75%
Vertex Energy, Inc., expiring 12/24/2020	Warrants	6/22/15	95,000	5,000	0.00%
			$2,028,434	$2,017,198	0.76%

Small Cap Growth Fund
DataStax, Inc., Series E Pfd.	Preferred Stock	8/12/14	$8,000,002	$9,306,993	0.46%
Drilling Info Holdings, Inc., Series B, 7.25%	Seller’s Note	8/3/18 - 8/23/18	1,638,526	1,728,000	0.08%
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 3/31/17	1,778,530	1,644,861	0.08%
Greenspring Global Partners III-B, L.P.	LP Interest	3/16/06 - 6/29/17	514,561	1,009,439	0.05%
Medallia, Inc.	Common Stock	2/25/19	10,000,005	20,533,344	1.01%
Nanosys, Inc., Series D Pfd.	Preferred Stock	11/8/05	2,000,000	1,267,796	0.06%
Nanosys, Inc., Series E Pfd.	Preferred Stock	8/13/10	184,939	208,360	0.01%
			$24,116,563	$35,698,793	1.75%

Ultra Growth Fund
Drilling Info Holdings, Inc., Series B, 7.25%	Seller’s Note	8/3/18 - 8/23/18	$125,064	$132,000	0.02%
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 3/31/17	1,602,779	1,480,370	0.19%
Greenspring Global Partners III-B, L.P.	LP Interest	3/16/06 - 6/29/17	515,573	1,009,439	0.13%
Medallia, Inc.	Common Stock	2/25/19	2,250,000	4,620,000	0.60%
Nanosys, Inc., Series D Pfd.	Preferred Stock	11/8/05	500,001	316,950	0.04%
Nanosys, Inc., Series E Pfd.	Preferred Stock	8/13/10	46,235	52,090	0.01%
Selecta Biosciences, Inc., PIPE	Common Stock	12/19/19	1,859,925	2,789,887	0.36%
Selecta Biosciences, Inc., 12/23/2024	Warrants	12/19/19	79,620	815,309	0.10%
			$6,979,197	$11,216,045	1.45%

8. FAIR VALUE MEASUREMENTS AND INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds use various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The inputs may include quoted prices for the identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2019 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

•

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether a security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Equity Securities (common and preferred stock) – Securities are valued as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities and listed warrants are valued using a commercial pricing service at the last quoted sales price taken from the primary market in which each security trades and, with respect to equity securities traded on the National Association of Securities Dealer Automated Quotation (“NASDAQ”) system, such securities are valued using the NASDAQ Official Closing Price (“NOCP”) or last sales price if no NOCP is available. If there are no sales on the primary exchange or market on a day, then the security shall be valued at the mean of the last bid and ask price on the primary exchange or market as provided by a pricing service. If the mean cannot be calculated or there is no trade activity on a day, then the security shall be valued at the previous trading day’s price as provided by a pricing service. In some instances, particularly on foreign exchanges, an official close or evaluated price may be used if the pricing service is unable to provide the last trade or most recent mean price. To the extent that these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Additionally, a fund’s investments are valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee determines the fair value of affected securities by considering factors including, but not limited to: index options and futures traded subsequent to the close; American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as Standard & Poor’s Depositary Receipts (“SPDRs”) and other exchange-traded funds (“ETFs”); and alternative market quotes on the affected securities. When applicable, the Funds use a systematic fair valuation model provided by an independent third party to assist in adjusting the valuation of foreign securities. When a Fund uses this fair value pricing method, the values assigned to the Fund’s foreign securities may not be the quoted or published prices of the investments on their primary markets or exchanges, and the securities are categorized in Level 2 of the fair value hierarchy. These valuation procedures apply equally to long or short equity positions in a fund.

Participation Notes – Investments are valued at the market price of the underlying security. Counterparty risk is regularly reviewed and considered for valuation. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

Corporate Debt Securities – Investments are valued at current market value by a pricing service, or by using the last sale or bid price based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Short-Term Notes – Investments maturing in 60 days or less at the time of purchase, are generally valued at amortized cost, unless it is determined that the amortized cost method would not represent fair value, in which case the securities are marked-to-market. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2019 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Asset-Backed Securities – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications, new issue data, monthly payment information and collateral performance. Although most asset-backed securities are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

U.S. Government Issuers – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most U.S. government bonds are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Exchange-traded options are valued at the last sale price in the market where they are principally traded. If there are no sales on the primary exchange or market on a given day, then the option is valued at the mean of the last bid price and ask price on the primary exchange or market as provided by a pricing service. Forward foreign currency contracts are valued at the market rate provided by the pricing service and categorized as Level 2.

Restricted Securities – If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments are valued at fair value in accordance with Board-approved Pricing Policies and Procedures by the Pricing Committee with oversight by the Board of Trustees. Fair value is defined as the price that would be received upon the sale of an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date under current market conditions. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, a stated net asset value (NAV) for the partnership, if applicable, and other relevant factors. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on days the NYSE is closed, which could result in differences between the value of a fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the fund for financial reporting purposes.

The following is a summary of the fair valuations according to the inputs used as of December 31, 2019 in valuing the Funds’ assets and liabilities:

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/19
Core Growth Fund
Assets
Common Stocks		$2,492,734,575	$—	$—	$2,492,734,575
Short-Term Investments		—	3,663,809	—	3,663,809

		$2,492,734,575	$3,663,809	$—	$2,496,398,384

Emerging India Fund
Assets
Common Stocks		$320,055,242	$—	$—	$320,055,242
Short-Term Investments		—	4,126,660	—	4,126,660

		$320,055,242	$4,126,660	$—	$324,181,902

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2019 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/19
Emerging Markets Select Fund
Assets
Common Stocks
	Biotechnology	$—	$1,031,124	$—	$1,031,124
	Diversified Banks	2,557,888	1,364,514	—	3,922,402
	Drug Retail	—	2,194,114	—	2,194,114
	Electrical Components & Equipment	2,101,203	1,334,594	—	3,435,797
	Food Retail	—	919,901	—	919,901
	Personal Products	—	738,651	—	738,651
	Other	31,895,971	—	—	31,895,971
Preferred Stocks		—	1,318,034	—	1,318,034
Short-Term Investments		—	684,086	—	684,086

		$36,555,062	$9,585,018	$—	$46,140,080

Emerging Markets Small Cap Fund
Assets
Common Stocks
	Biotechnology	$—	$7,236,332	$—	$7,236,332
	Commodity Chemicals	11,045,498	8,202,947	—	19,248,445
	Consumer Finance	23,711,230	10,217,645	—	33,928,875
	Drug retail	10,964,340	15,889,401	—	26,853,741
	General Merchandise Stores	—	15,685,842	—	15,685,842
	Home Improvement Retail	—	4,578,417	—	4,578,417
	Insurance Brokers	—	2,158,635	—	2,158,635
	Pharmaceuticals	—	—	16,705	16,705
	Regional Banks	—	4,854,386	—	4,854,386
	Semiconductor Equipment	—	2,517,366	—	2517,366
	Semiconductors	29,081,375	4,278,798	—	33,360,173
	System software	—	9,212,323	—	9,212,323
	Other	230,619,600	—	—	230,619,600
Preferred Stocks		—	7,194,814	—	7,194,814
Short-Term Investments		—	1,744,949	—	1,744,949

		$305,422,043	$93,771,855	$16,705	$399,210,603

Frontier Emerging Small Countries Fund
Assets
Common Stocks
	Commodity Chemicals	$—	$1,421,865	$—	$1,421,865
	Consumer Finance	4,236,053	2,179,033	—	6,415,086
	Diversified Banks	9,007,502	2,229,200	—	11,236,702
	Drug Retail	1,827,457	3,507,084	—	5,334,541
	Electrical Components & Equipment	—	1,002,452	—	1,002,452
	Food Retail	2,604,405	710,591	—	3,314,996
	Insurance Brokers	—	1,694,445	—	1,694,445
	Regional Banks	1,856,119	1,195,095	—	3,051,214
	Other	28,077,426	—	—	28,077,426
Preferred Stocks		—	2,572,950	—	2,572,950

		$47,608,962	$16,512,715	$—	$64,121,677

Global Opportunities Fund
Assets
Common Stocks
	Application Software	$15,871,970	$2,781,689	$—	$18,653,659
	Biotechnology	4,297,290	1,521,851	—	5,819,141
	Commodity Chemicals	—	1,373,119	—	1,373,119
	Consumer Finance	4,777,269	1,794,517	—	6,571,786
	Data Processing & Outsourced Services	3,696,042	856,016	—	4,552,058
	Diversified Real Estate Activities	—	952,397	—	952,397
	Drug Retail	—	1,640,280	—	1,640,280
	Health Care Supplies	—	1,469,918	—	1,469,918

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2019 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/19
	Human Resource & Employment Services	$—	$2,611,284	$—	$2,611,284
	Industrial Machinery	8,311,730	1,692,908	—	10,004,638
	Other Diversified Financial Services	—	1,896,534	—	1,896,534
	Research & Consulting Services	—	3,282,703	—	3,282,703
	Trading Companies & Distributors	2,244,525	1,155,350	—	3,399,875
	Other	70,674,854	—	—	70,674,854
Short-Term Investments		—	837,383	—	837,383

		$109,873,680	$23,865,949	$—	$133,739,629

Global Select Fund
Assets
Common Stocks
	Building Products	$—	$244,110	$—	$244,110
	Drug Retail	—	231,116	—	231,116
	Health Care Equipment	153,131	190,202	—	343,333
	Health Care Supplies	—	390,959	—	390,959
	Industrial Mechinery	—	123,751	—	123,751
	Specility Chemicals	—	144,442	—	144,442
	Other	3,857,528	—	—	3,857,528

		$4,010,659	$1,324,580	$—	$5,335,239

Global Value Fund
Assets
Common Stocks
	Airlines	$—	$4,296,751	$—	$4,296,751
	Commodity Chemicals	—	1,712,640	—	1,712,640
	Diversified Banks	16,774,249	2,993,367	—	19,767,616
	Pharmaceuticals	12,332,050	3,124,756	—	15,456,806
	Reinsurance	—	6,787,138	—	6,787,138
	Technology Hardware, Storage & Peripherals	—	4,095,882	—	4,095,882
	Tobacco	—	4,288,098	—	4,288,098
	Other	92,216,658	—	—	92,216,658
Short-Term Investments		—	1,225,228	—	1,225,228

		$121,322,957	$28,523,860	$—	$149,846,817

International Growth Fund
Assets
Common Stocks
	Application Software	$53,572,586	$58,302,920	$—	$111,875,506
	Biotechnology	15,783,860	4,358,287	—	20,142,147
	Brewers	—	22,438,031	—	22,438,031
	Construction Machinery & Heavy Trucks	—	8,654,800	—	8,654,800
	Data Processing & Outsourced Services	—	11,025,488	—	11,025,488
	Diversified Real Estate Activities	—	19,544,094	—	19,544,094
	Diversified Support Services	16,969,223	17,147,321	—	34,116,544
	Drug Retail	18,798,524	59,630,257	—	78,428,781
	Health Care Equipment	33,704,534	34,225,696	—	67,930,230
	Health Care Supplies	—	25,516,495	—	25,516,495
	Health Care Technology	5,673,056	9,891,641	—	15,564,697
	Household Products	—	11,639,700	—	11,639,700
	Human Resource & Employment Services	10,243,694	43,111,620	—	53,355,314
	Industrial Machinery	12,260,811	15,159,820	—	27,420,631
	IT Consulting & Other Services	21,882,471	17,344,613	—	39,227,084
	Life Sciences Tools & Services	—	18,800,613	—	18,800,613
	Movies & Entertainment	—	16,202,714	—	16,202,714
	Oil & Gas Equipment & Services	—	15,666,441	—	15,666,441

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2019 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/19
	Other Diversified Financial Services	$—	$21,644,337	$—	$21,644,337
	Packaged Foods & Meats	21,757,496	14,176,807	—	35,934,303
	Pharmaceuticals	—	6,023,140	—	6,023,140
	Research & Consulting Services	—	38,202,189	—	38,202,189
	Semiconductor Equipment	—	8,594,904	—	8,594,904
	Semiconductors	34,228,713	9,477,197	—	43,705,910
	Specialty Chemicals	—	15,457,070	—	15,457,070
	Systems Software	—	12,267,066	—	12,267,066
	Textiles	—	13,353,627	—	13,353,627
	Trading Companies & Distributors	59,883,007	13,800,949	—	73,683,956
	Other	369,602,413	—	—	369,602,413
Short-Term Investments		—	11,717,219	—	11,717,219

		$674,360,388	$573,375,056	$—	$1,247,735,444

International Opportunities Fund
Assets
Common Stocks
	Application Software	$35,678,941	$47,991,467	$—	$83,670,408
	Brewers	4,363,785	3,892,672	—	8,256,457
	Commercial printing	—	2,570,180	—	2,570,180
	Diversified Support Services	12,369,892	20,483,852	—	32,853,744
	Drug Retail	—	8,035,904	—	8,035,904
	Electronic Equipment & Instruments	—	5,626,392	—	5,626,392
	Health Care Services	14,058,159	6,649,890	—	20,708,049
	Health Care Technology	17,977,250	3,843,965	—	21,821,215
	Home Improvement Retail	3,726,340	4,656,493	—	8,382,833
	Human Resource & Employment Services	—	9,060,448	—	9,060,448
	Insurance Brokers	—	4,916,219	—	4,916,219
	Interactive Media & Services	5,254,666	3,435,873	—	8,690,539
	Internet & Direct Marketing Retail	11,077,022	3,355,591	—	14,432,613
	IT Consulting & Other Services	6,002,012	6,498,060	—	12,500,072
	Life Sciences Tools & Services	—	5,530,246	—	5,530,246
	Other Diversified Financial Services	—	16,391,473	—	16,391,473
	Research & Consulting Services	2,972,504	14,140,169	—	17,112,673
	Restaurants	—	2,441,150	8,346	2,449,496
	Semiconductor Equipment	—	4,418,831	—	4,418,831
	Semiconductors	—	17,666,145	—	17,666,145
	Specialized Finance	—	4,722,072	—	4,722,072
	Systems Software	—	5,372,116	—	5,372,116
	Other	208,141,442	—	—	208,141,442
Short-Term Investments		—	17,595,387	—	17,595,387

		$321,622,013	$219,294,595	$8,346	$540,924,954

International Select Fund
Assets
Common Stocks
	Application Software	$199,035	$77,987	$—	$277,022
	Asset Management & Custody Banks	—	88,903	—	88,903
	Building Products	—	130,248	—	130,248
	Drug Retail	—	128,398	—	128,398
	Health Care Equipement	225,017	105,617	—	330,634

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2019 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/19
	Health Care Supplies	$—	$221,879	$—	$221,879
	Health Care Technology	—	75,389	—	75,389
	Household Products	—	69,571	—	69,571
	Industrial Machinery	—	158,524	—	158,524
	IT Consulting & Other Services	—	67,350	—	67,350
	Leisure Products	—	32,446	—	32,446
	Research & Consulting Services	—	92,914	—	92,914
	Speciality Chemicals	—	94,520	—	94,520
	Other	826,234	—	—	826,234
Short-Term Investments		—	117,918	—	117,918

		$1,250,286	$1,461,664	$—	$2,711,950

Micro Cap Fund
Assets
Common Stocks
	Application Software	$45,804,001	$—	$17,946,975	$63,750,976
	Biotechnology	41,459,920	—	2,244,597	43,704,517
	Diversified Support Services	—	4,616,978	—	4,616,978
	Research & Consulting Services	14,201,467	5,136,437	—	19,337,904
	Other	416,936,679	—	—	416,936,679
Warrants		—	—	655,955	655,955
Short-Term Investments		—	10,186,870	—	10,186,870

		$518,402,067	$19,940,285	$20,847,527	$559,189,879

Micro Cap Value Fund
Assets
Common Stocks
	Application software	$20,186,938	$6,671,875	$—	$26,858,813
	Health Care Technology	5,871,070	3,293,787	—	9,164,857
	Industrial Machinery	10,234,750	3,285,286	—	13,520,036
	IT Consulting & Other Services	9,956,720	2,749,111	—	12,705,831
	Research & Consulting Services	807,854	3,112,992	—	3,920,846
	Systems Software	—	2,777142	—	2,777,142
	Other	185,442,280	—	—	185,442,280
Preferred Stock		—	—	1,991,987	1,991,987
Right		—	—	—	—
Limited Liability Membership interes		—	—	20,211	20,211
Warrants		—	—	5,000	5,000
Short-Term Investments		—	8,417,676	—	8,417,676

		$232,499,612	$30,307,869	$2,017,198	$264,824,679

Small Cap Growth Fund
Assets
Common Stocks
	Application Software	$268,072,634	$—	$20,533,344	$288,605,978
	Other	1,702,340,554	—	—	1,702,340,554
Preferred Stocks		—	—	10,783,149	10,783,149
Limited Partnership Interest[1]		—	—	—	2,654,300
Seller’s Note		—	—	1,728,000	1,728,000
Short-Term Investments		—	37,251,293	—	37,251,293

		$1,970,413,188	$37,251,293	$33,044,493	$2,043,363,274

Small Cap Value Fund
Assets
Common Stocks		$913,147,268	$—	$—	$913,147,268
Short-Term Investments		—	17,976,953	—	17,976,953

		$913,147,268	$17,976,953	$—	$931,124,221

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2019 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 12/31/19
Ultra Growth Fund
Assets
Common Stocks
	Application Software	$94,122,403	$—	$4,620,000	$98,742,403
	Biotechnology	113,725,527	—	2,789,887	116,515,414
	Other	527,618,961	—	—	527,618,961
Preferred Stocks		—	—	369,040	369,040
Limited Partnership Interest[1]		—	—	—	2,489,809
Seller’s Note		—	—	132,000	132,000
Warrants		—	—	815,309	815,309
Short-Term Investments		—	39,277,124	—	39,277,124

		$735,466,891	$39,277,124	$8,726,236	$785,960,060

U.S. Treasury Fund
Assets
U.S. Government Obligations		$—	$356,005,616	$—	$356,005,616
Short-Term Investments		—	1,286,985	—	1,286,985

		$—	$357,292,601	$—	$357,292,601

[1]

Certain investments measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments

Fund	Fair Value at 12/31/19	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Small Cap Growth Fund
Limited Partnership Interests[1]	$2,654,300	$—	Never	N/A
Ultra Growth Fund
Limited Partnership Interests[1]	$2,489,809	$—	Never	N/A

[1]

The fair values of these limited partnership interests have been estimated using the net asset value of the Fund’s Limited Partner’s Capital Account. These limited partnership interests can never be redeemed. Distributions from each limited partnership will be received as the underlying investments are liquidated. It is estimated that the underlying assets of the limited partnerships will be liquidated over the next one to five years

If the securities of an Asset Class are all the same level, the asset class is shown in total. If the securities of an Asset Class cross levels, the level with the smallest number of categories and with multiple levels within a category is displayed by category. The remaining categories that do not cross levels are combined into the “Other” category.

The valuation techniques used by the Funds to measure fair value for the period ended December 31, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. The table below shows the significant transfers between Level 1 and Level 2 due to fair valuation in certain foreign markets pursuant to a systematic valuation model.

Fund	Transfer Out of Level 1 into Level 2
International Growth Fund	$555,417,175
Micro Cap Fund	$9,753,415
Micro Cap Value Fund	$21,890,192
International Opportunities Fund	$190,822,100
Emerging Markets Small Cap Fund	$71,447,679
Global Opportunities Fund	$18,964,101
Global Value Fund	$25,585,992
Frontier Emerging Small Countries Fund	$11,121,991
Emerging Markets Select Fund	$8,900,931

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2019 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Transfer Out of Level 2 into Level 1
Micro Cap Value Fund	$2,382,777
International Opportunities Fund	$8,930,013

There were transfers of $3,007,812 in the Micro Cap Fund from Level 3 to Level 1 due to an exchange of assets. This transfer represents the beginning of the period value which was transfered to Level 1 during the period to properly represent the activity on the Level 3 Rollforward presented below.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Funds during the period ended December 31, 2019:

Fund	Market Value Beginning Balance 9/30/2019	Purchases at Cost	Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers in at Market Value	Transfers out at Market Value	Market Value Ending Balance 12/31/2019	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at 12/31/2019
Emerging Markets Small Cap Fund
Common Stocks	$16,608	$—	$—	$—	$—	$97	$—	$—	$16,705	$97

	$16,608	$—	$—	$—	$—	$97	$—	$—	$16,705	$97

International Opportunities Fund
Common Stocks	$7,747	$—	$—	$—	$—	$599	$—	$—	$8,346	$599

	$7,747	$—	$—	$—	$—	$599	$—	$—	$8,346	$599

Micro Cap Fund
Common Stocks	$14,841,216	$1,496,398	$—	$—	$—	$3,853,958	$—	$—	$20,191,572	$3,853,958
Subscription Receipt	3,007,812	—	—	—	—	—	—	(3,007,812)	—	—
Warrants	—	64,058	—	—	—	591,897	—	—	6,55,955	591,897

	$17,849,028	$1,560,456	$—	$—	$—	$4,445,855	$—	$(3,007,812)	$20,847,527	$4,445,855

Micro Cap Value Fund
Convertible Preferred Stocks	$1,956,197	$29,534	$—	$—	$—	$6,256	$—	$—	$1,991,987	$6,256
Rights	391,627	—	—	—	—	(391,627)	—	—	—	(391,627)
Limited Liability Company Membership Interest	20,211	—	—	—	—	—	—	—	20,211	—
Warrants	28,900	—	79,198	—	(195,484)	250,782	—	—	5,000	2,500

	$2,396,935	$29,534	$79,198	$—	$(195,484)	$(134,589)	$—	$—	$2,017,198	$(382,871)

Small Cap Growth Fund
Common Stocks	$16,980,009	$—	$—	$—	$—	$3,553,335	$—	$—	$20,533,344	$3,553,335
Preferred Stocks	11,141,900	—	—	—	—	(358,750)	—	—	10,783,149	(358,750)
Sellers Note	1,728,000	—	—	274,385	—	(274,385)	—	—	1,728,000	(274,385)

	$29,849,909	$—	$—	$274,385	$—	$2,920,200	$—	$—	$33,044,493	$2,920,200

Ultra Growth Fund
Common Stocks	$3,820,500	$1,859,925	$—	$—	$—	$1,729,462	$—	$—	$7,409,887	$1,729,462
Preferred Stocks	377,919	—	—	—	—	(8,878)	—	—	369,040	(8,878)
Warrants	—	79,620	—	—	—	735,689	—	—	815,309	735,689
Sellers Note	132,000	—	—	21,271	—	(21,271)	—	—	132,000	(21,271)

	$4,330,419	$1,939,545	$—	$21,271	$—	$2,435,002	$—	$—	$8,726,236	$2,435,002

WASATCH FUNDS – Notes to Financial Statements	DECEMBER 31, 2019 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

Fund	Description	Fair Value at 12/31/2019	Valuation Technique	Unobservable Input	Range (Average)
Micro Cap Fund	PIPE: Biotechnology	$2,244,597	Discount for lack of marketability	Discount for lack of marketability	8%

Micro Cap Fund	Restricted Common Stock: Internet Software & Services	$17,946,975	Discount for lack of marketability	Discount for lack of marketability	1%

Micro Cap Fund	Warrants: Biotechnology	$655,955	Black Scholes	Black Scholes	100%

Micro Cap Value Fund	Convertible Preferred: Oil & Gas Refining & Marketing	$1,991,987	Bond model with call option	Bond model with call option	100%

Small Cap Growth Fund	Direct Venture Capital Investments: Biotechnology	$1,476,156	Market comparable companies	EV/R* multiple Discount for lack of marketability	0.7 - 24.4 (6.5) 20%

Small Cap Growth Fund	Direct Venture Capital Investments: Internet Software & Services	$20,533,344	Discount for lack of marketability	Discount for lack of marketability	1%

Small Cap Growth Fund	Direct Venture Capital Investments: Systems Software	$9,306,994	Market comparable companies	EV/R* multiple Discount for lack of marketability	1.7 - 18.0 (9.1) 20%

Small Cap Growth Fund	Sellers Note: Oil & Gas Equipment & Services	$1,728,000	Par	Par	100%

Ultra Growth Fund	Direct Venture Capital Investments: Biotechnology	$369,040	Market comparable companies	EV/R* multiple Discount for lack of marketability	0.7 - 24.4 (6.5) 20%

Ultra Growth Fund	Direct Venture Capital Investments: Internet Software & Services	$4,620,000	Discount for lack of marketability	Discount for lack of marketability	1%

Ultra Growth Fund	PIPE: Biotechnology	$2,789,887	Discount for lack of marketability	Discount for lack of marketability	8%

Ultra Growth Fund	Sellers Note: Oil & Gas Equipment & Services	$132,000	Par	Par	100%

Ultra Growth Fund	Warrants: Biotechnology	$815,309	Black Scholes	Black Scholes	100%

*	Enterprise-Value-To-Revenue Multiple – (“EV/R”) is a measure of the value of a stock that compares a company’s enterprise value to its revenue.

Changes in EV/R multiples may change the fair value of an investment. Generally, a decrease in this multiple will result in a decrease in the fair value of an investment.

The Funds’ other Level 3 investments have been valued using observable inputs, unadjusted third-party transactions and quotations or unadjusted historical third party information. No unobservable inputs internally developed by the Funds have been applied to these investments, thus they have been excluded from the above table.

Other information regarding the Funds is available in the Funds’ most recent Prospectus and Report to Shareholders. This information is available on the Funds’ website at wasatchglobal.com and on the Securities and Exchange Commission’s website at www.sec.gov.